UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Western Asset

Core Plus Bond

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Core Plus Bond Fund

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 30% of the average duration of the domestic bond market as a whole.

Fund name change

Prior to May 1, 2012, the Fund was known as Western Asset Core Plus Bond Portfolio. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective August 1, 2012, the Fund will eliminate the requirement to invest in debt securities with a credit quality rating of at least B-/B3 for that portion of the portfolio that is permitted to invest in below investment grade debt securities. As revised, up to 20% of the Fund’s net assets may be invested in debt securities that are not rated Baa or BBB or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase. Securities rated Baa or BBB or above by one or more NRSROs or unrated securities of comparable quality are known as “investment grade securities.” Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.”

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

Western Asset Core Plus Bond Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

IV	Western Asset Core Plus Bond Fund

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary

Western Asset Core Plus Bond Fund	V

setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Class I shares of Western Asset Core Plus Bond Fund returned 4.54%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 2.37% for the same period. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned 3.49% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Western Asset Core Plus Bond Fund:
Class FI	4.51%
Class I	4.54%
Class IS	4.65%
Barclays U.S. Aggregate Index	2.37%
Lipper Intermediate Investment Grade Debt Funds Category Average[1]	3.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class FI, Class I and Class IS shares were 2.42%, 2.70% and 2.73%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of Class A, Class C and Class R shares is not shown because these share classes commenced operations on April 30, 2012.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class FI, Class I and Class IS shares were 0.78%, 0.45% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 603 funds in the Fund’s Lipper category.

VI	Western Asset Core Plus Bond Fund

Investment commentary (cont’d)

invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risks. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Corporate U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives such as futures contracts, written options, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A3	1.26%	$1,000.00	$1,012.60	0.90%	$1.51	[4]	Class A	5.00%	$1,000.00	$1,020.39	0.90%	$4.52
Class C3	1.13	1,000.00	1,011.30	1.65	2.77	[4]	Class C	5.00	1,000.00	1,016.66	1.65	8.27
Class FI	4.51	1,000.00	1,045.10	0.71	3.61	[5]	Class FI	5.00	1,000.00	1,021.33	0.71	3.57
Class R3	1.21	1,000.00	1,012.10	1.15	1.93	[4]	Class R	5.00	1,000.00	1,019.14	1.15	5.77
Class I	4.54	1,000.00	1,045.40	0.46	2.34	[5]	Class I	5.00	1,000.00	1,022.58	0.46	2.31
Class IS	4.65	1,000.00	1,046.50	0.43	2.19	[5]	Class IS	5.00	1,000.00	1,022.73	0.43	2.16

[1]	For the six months ended June 30, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (61), then divided by 366.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BAI	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
Muni	— Municipal
WA Core Plus	— Western Asset Core Plus Bond Fund

4	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BAI	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
Muni	— Municipal
WA Core Plus	— Western Asset Core Plus Bond Fund

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 33.8%
Consumer Discretionary — 3.1%
Automobiles — 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	12,240,000	$12,576,600
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,190,000	10,485,928	(a)
DaimlerChrysler North America Holding Corp., Notes	6.500%	11/15/13	1,390,000	1,490,002
Ford Motor Credit Co., LLC, Senior Notes	5.000%	5/15/18	5,300,000	5,627,975
Total Automobiles				30,180,505
Diversified Consumer Services — 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	5,385,000	5,519,625
Hotels, Restaurants & Leisure — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp., Senior Secured Notes	7.625%	1/15/16	3,650,000	3,850,750
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	201,000	193,965	(a)
Marriott International Inc.	5.810%	11/10/15	7,950,000	8,891,725
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	372,223
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	1,645,000	1,846,512
Total Hotels, Restaurants & Leisure				15,155,175
Media — 2.2%
CBS Corp.	7.625%	1/15/16	5,500,000	6,347,242
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	16,640,000	17,971,200
Cengage Learning Acquisitions Inc., Senior Secured Notes	11.500%	4/15/20	540,000	558,900	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,585,512
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	40,000	51,681
Comcast Corp., Notes	6.500%	1/15/15	3,760,000	4,241,216
Comcast Corp., Notes	5.875%	2/15/18	10,000	11,825
Comcast Corp., Notes	6.450%	3/15/37	11,139,000	13,546,116
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,454,727
Comcast Corp., Senior Notes	6.500%	1/15/17	3,140,000	3,738,082
Comcast Corp., Senior Notes	6.950%	8/15/37	8,460,000	10,866,159
Comcast Corp., Senior Notes	6.400%	3/1/40	4,350,000	5,427,030
COX Communications Inc., Senior Notes	5.450%	12/15/14	4,750,000	5,226,843
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	1,105,000	1,276,275
DISH DBS Corp., Senior Notes	6.625%	10/1/14	255,000	273,488
DISH DBS Corp., Senior Notes	7.750%	5/31/15	1,610,000	1,787,100
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,610,000	4,978,800

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Notes	5.875%	7/15/22	7,805,000	$7,883,050	(a)
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	2,065,000	2,266,338
News America Inc.	6.750%	1/9/38	200,000	221,793
News America Inc., Senior Notes	4.500%	2/15/21	1,140,000	1,249,841
News America Inc., Senior Notes	6.200%	12/15/34	260,000	295,804
News America Inc., Senior Notes	6.650%	11/15/37	1,330,000	1,552,522
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	12,205,000	15,483,983
Time Warner Cable Inc., Debentures	7.300%	7/1/38	5,000,000	6,421,655
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	13,930,000	18,520,966
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	14,010,000	18,306,839
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	1,650,000	1,751,267
Time Warner Cable Inc., Senior Notes	4.000%	9/1/21	1,045,000	1,098,140
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	4,955,000	6,039,040
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	11,440,000	12,803,488
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	660,000	718,139
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	20,000	27,092
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,315,852
Time Warner Inc., Senior Notes	6.250%	3/29/41	950,000	1,104,633
United Business Media Ltd., Notes	5.750%	11/3/20	5,920,000	6,092,988	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	7,980,000	8,099,700	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	6.500%	1/15/18	1,210,000	1,315,875
WPP Finance UK, Senior Notes	8.000%	9/15/14	3,830,000	4,319,382
Total Media				208,230,583
Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	5,340,000	5,506,293
Specialty Retail — 0.3%
Autozone Inc.	6.950%	6/15/16	10,890,000	12,810,909
Home Depot Inc.	5.250%	12/16/13	5,510,000	5,877,297
Home Depot Inc.	5.400%	3/1/16	8,230,000	9,487,741
Total Specialty Retail				28,175,947
Total Consumer Discretionary				292,768,128
Consumer Staples — 2.7%
Beverages — 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,290,000	14,645,022
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,620,000	5,410,260
Diageo Finance BV	3.250%	1/15/15	11,360,000	12,027,457
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,994,314

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	7

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,340,000	$1,375,892
PepsiCo Inc., Senior Notes	7.900%	11/1/18	45,000	60,120
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	4,370,000	4,423,515	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	18,695,000	19,370,861	(a)
Total Beverages				73,307,441
Food & Staples Retailing — 0.6%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	12,451,000	15,527,057
CVS Corp., Pass-Through Trust	9.350%	1/10/23	3,820,000	4,372,792	(a)
CVS Corp., Pass-Through Trust, Secured Bonds	5.789%	1/10/26	97,356	106,970	(a)
CVS Corp., Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,611,550	3,092,675
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	452,278	474,947	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	5,046,555	5,532,084
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	13,049,340	14,717,176
Delhaize Group, Senior Notes	6.500%	6/15/17	120,000	133,329
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,518,276
Safeway Inc., Senior Notes	6.350%	8/15/17	310,000	347,601
Safeway Inc., Senior Notes	3.950%	8/15/20	4,120,000	3,975,421
Safeway Inc., Senior Notes	4.750%	12/1/21	9,480,000	9,401,610
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	221,817
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	3,074,339
Total Food & Staples Retailing				62,496,094
Food Products — 0.5%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,604,620	9,201,590	(b)
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	11,350,000	11,646,939	(a)
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	22,350,000	26,447,984
Total Food Products				47,296,513
Household Products — 0.1%
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	8.750%	10/15/16	6,230,000	6,557,075	(a)
Tobacco — 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,630,000	16,157,408
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,100,000	14,856,003
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	13,490,000	13,892,096
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	8,700,000	9,252,189
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	10,120,805
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	100,000	120,523
Total Tobacco				64,399,024
Total Consumer Staples				254,056,147

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 5.8%
Energy Equipment & Services — 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	230,000	$303,731
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	10,730,000	11,193,386
Compagnie Generale de Geophysique-Veritas, Senior Notes	6.500%	6/1/21	1,420,000	1,420,000
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	7,290,000	7,107,750
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	2,000,000	1,940,000	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,400,000	2,610,000	(a)
Transocean Inc., Senior Notes	5.250%	3/15/13	360,000	369,718
Transocean Ltd.	6.000%	3/15/18	6,015,000	6,718,785
Total Energy Equipment & Services				31,663,370
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	11,507,000	14,486,565
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	10,709,000	12,439,939
Apache Corp., Senior Notes	3.250%	4/15/22	4,360,000	4,552,764
Apache Corp., Senior Notes	6.000%	1/15/37	240,000	303,292
Apache Corp., Senior Notes	5.100%	9/1/40	13,466,000	15,462,792
Apache Corp., Senior Notes	4.750%	4/15/43	1,700,000	1,888,314
Arch Coal Inc., Senior Notes	7.000%	6/15/19	11,600,000	9,802,000
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	19,410,000	20,566,933
BP Capital Markets PLC, Senior Notes	3.875%	3/10/15	6,440,000	6,901,136
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,270,000	1,344,498
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	4,170,000	4,317,576
Chesapeake Energy Corp., Senior Notes	6.875%	8/15/18	270,000	268,650
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	731,000	745,620
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	8,054,000	7,973,460
Chesapeake Midstream Partners LP/CHKM Finance Corp., Senior Notes	5.875%	4/15/21	7,130,000	6,916,100
Chesapeake Midstream Partners LP/CHKM Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	2,940,000
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	8,594,000	8,894,790
Concho Resources Inc., Senior Notes	6.500%	1/15/22	5,659,000	5,885,360
Concho Resources Inc., Senior Notes	5.500%	10/1/22	4,600,000	4,554,000
Conoco Funding Co.	7.250%	10/15/31	810,000	1,170,086
ConocoPhillips	5.900%	10/15/32	10,000	12,643
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	638,000	875,237
CONSOL Energy Inc., Senior Notes	8.000%	4/1/17	1,400,000	1,452,500
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	5,910,000	6,205,500

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	9

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp.	6.300%	1/15/19	14,500,000	$17,789,760
Devon Energy Corp., Debentures	7.950%	4/15/32	970,000	1,392,649
Devon Energy Corp., Senior Notes	3.250%	5/15/22	3,530,000	3,591,373
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,267,000	3,666,802
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	19,000,000	21,552,764
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	2,030,000	2,227,925
Energy Transfer Partners LP	6.125%	2/15/17	5,305,000	5,962,454
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	14,300,000	17,068,695
Enterprise Products Operating LLC, Senior Notes	5.250%	1/31/20	3,220,000	3,688,504
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	19,580,000	20,763,924
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	830,000	940,243
Enterprise Products Operating LLC, Senior Notes	5.950%	2/1/41	1,660,000	1,877,226
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	11,425,000	12,639,969
Enterprise Products Operating LLC, Senior Notes	4.850%	8/15/42	240,000	238,971
Hess Corp., Notes	8.125%	2/15/19	19,670,000	25,318,909
Kerr-McGee Corp., Notes	6.950%	7/1/24	4,730,000	5,854,402
Kerr-McGee Corp., Notes	7.875%	9/15/31	8,240,000	10,684,528
Kinder Morgan Energy Partners LP, Senior Notes	5.850%	9/15/12	20,000	20,194
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	1,879,000	1,970,231
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	5,190,000	5,994,154
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	2,500,000	2,575,000	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	2,720,000	2,835,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	2,630,000	2,708,900
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,600,000	18,664,713
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	9,940,000	10,362,748
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	9,650,000	9,710,699
Peabody Energy Corp., Senior Notes	6.500%	9/15/20	7,345,000	7,436,813
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	21,623,000	25,731,370
Pemex Project Funding Master Trust, Senior Notes	1.067%	12/3/12	104,000	103,584	(a)(c)
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	7,930,000	8,187,249
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,250,000	6,989,850
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,457,000	5,969,292
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	32,920,000	35,480,221
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	5,000,000	5,100,000
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,800,000	9,768,000
Range Resources Corp., Senior Notes	5.000%	8/15/22	3,670,000	3,624,125

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	6,330,000	$6,868,050
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	8,833,000	9,274,650
Seariver Maritime Financial Holdings	0.000%	9/1/12	70,000	69,596
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,910,000	2,224,132
Shell International Finance BV, Senior Notes	6.375%	12/15/38	6,665,000	9,431,595
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	6,600,000	6,711,797	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,308,036
Williams Cos. Inc., Debentures	7.500%	1/15/31	453,000	551,623
Williams Cos. Inc., Notes	7.875%	9/1/21	7,877,000	9,948,084
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	242,000	300,404
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	2,891,000	3,923,156
Williams Partners LP, Senior Notes	5.250%	3/15/20	3,340,000	3,752,677
WPX Energy Inc., Senior Notes	6.000%	1/15/22	4,530,000	4,507,350
Total Oil, Gas & Consumable Fuels				520,322,746
Total Energy				551,986,116
Financials — 11.4%
Capital Markets — 1.7%
Bear Stearns Co. Inc., Senior Notes	6.400%	10/2/17	925,000	1,066,693
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	6/1/43	1,810,000	1,225,406	(c)
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	2,429,000	2,433,443
Goldman Sachs Group Inc., Senior Notes	5.450%	11/1/12	3,892,000	3,948,446
Goldman Sachs Group Inc., Senior Notes	4.750%	7/15/13	584,000	600,459
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	3,599,000	3,742,658
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	37,530,000	38,634,245
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	3,070,000	3,118,561
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,060,000	30,302,460
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,489,441
Lehman Brothers Holdings Capital Trust VII	5.857%	8/16/12	5,530,000	0	(b)(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	(b)(d)(e)(g)
Merrill Lynch and Co. Inc.	6.050%	5/16/16	390,000	403,217
Morgan Stanley, Medium-Term Notes	0.916%	10/18/16	7,380,000	6,431,877	(c)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	16,755,000	16,928,716
Morgan Stanley, Senior Notes	4.750%	3/22/17	1,970,000	1,965,670

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	11

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	7,230,000	$7,293,638
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	26,711,000	28,606,199
UBS AG, Senior Notes	2.250%	1/28/14	7,760,000	7,799,700
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	6,040,000	6,241,579
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	250,000	267,105
Total Capital Markets				162,499,513
Commercial Banks — 3.3%
Bank of Scotland PLC	5.250%	2/21/17	4,570,000	5,027,590	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	9,340,000	9,859,575	(a)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	5,139,000	5,250,773	(a)
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,445,000	4,491,419	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	16,375,000	15,753,438
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	10,260,000	10,740,486	(a)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,080,000	4,482,406	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	3.375%	1/19/17	12,870,000	13,245,637
Credit Agricole SA, Senior Notes	2.625%	1/21/14	7,870,000	7,737,438	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	22,940,000	18,868,150	(a)(c)(f)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	60,000	39,000	(a)(c)(f)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,022,000	6,319,442	(a)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	28,520,000	1,426,000	(a)(e)(h)
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	9,470,000	10,732,162
Nordea Bank AB, Senior Notes	3.700%	11/13/14	3,420,000	3,557,005	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,240,000	13,874,559	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	14,032,000	17,652,256	(a)(c)(f)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	12,200,000	12,554,117	(a)(c)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	2,060,000	1,648,000	(c)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium Term Notes	7.640%	9/29/17	6,100,000	4,056,500	(c)(f)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	6,170,000	6,579,429
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	170,000	170,644
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	440,000	439,322
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	4,050,000	4,190,729

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Banks — continued
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	12,170,000	$12,396,033
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	15,000,000	13,951,740	(a)
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,200,000	2,054,072	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	13,440,000	14,115,212	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,509,073	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/16/12	22,831,000	21,803,605	(c)(f)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	15,702,121
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	720,000	768,075
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	7,930,000	8,440,692
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	18,900,000	18,942,242
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,910,000	15,518,525
Wells Fargo & Co., Subordinated Notes	5.000%	11/15/14	130,000	139,053
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	6,995,000	7,021,231
Total Commercial Banks				314,057,751
Consumer Finance — 1.0%
Ally Financial Inc., Senior Notes	5.500%	2/15/17	2,980,000	3,026,908
Ally Financial Inc., Senior Notes	8.000%	3/15/20	5,070,000	5,830,500
Ally Financial Inc., Senior Notes	7.500%	9/15/20	5,800,000	6,517,750
American Express Co., Subordinated Debentures	6.800%	9/1/66	12,195,000	12,597,435	(c)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	21,660,000	23,398,843
Caterpillar Financial Services Corp., Senior Notes	6.200%	9/30/13	290,000	309,982
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	28,270,000	30,608,325
HSBC Finance Corp., Subordinated Notes	6.375%	11/27/12	520,000	531,003
SLM Corp.	5.000%	4/15/15	740,000	746,801
SLM Corp., Medium-Term Notes, Senior Notes	5.050%	11/14/14	4,690,000	4,830,484
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	3,510,000	2,965,950
Springleaf Finance Corp., Senior Notes	6.900%	12/15/17	1,590,000	1,269,011
Total Consumer Finance				92,632,992
Diversified Financial Services — 4.6%
Bank of America Corp.	5.750%	12/1/17	480,000	512,254
Bank of America Corp., Senior Notes	4.875%	9/15/12	230,000	231,380
Bank of America Corp., Senior Notes	4.500%	4/1/15	25,520,000	26,305,072
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,530,000	3,596,000
Bank of America Corp., Senior Notes	5.625%	7/1/20	5,350,000	5,727,897
Bank of America Corp., Senior Notes	5.875%	1/5/21	28,000,000	30,570,596
Bank of America Corp., Senior Notes	5.000%	5/13/21	22,450,000	23,161,822
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	2,030,000	2,101,933
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,760,000	6,782,751

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	13

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Citigroup Inc., Senior Notes	6.000%	12/13/13	20,500,000	$21,544,495
Citigroup Inc., Senior Notes	5.125%	5/5/14	150,000	156,414
Citigroup Inc., Senior Notes	6.375%	8/12/14	2,990,000	3,200,622
Citigroup Inc., Senior Notes	6.010%	1/15/15	9,320,000	10,013,622
Citigroup Inc., Senior Notes	3.953%	6/15/16	11,150,000	11,424,937
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,580,000	8,303,109
Citigroup Inc., Senior Notes	5.375%	8/9/20	20,010,000	21,622,726
Citigroup Inc., Senior Notes	5.875%	5/29/37	6,040,000	6,581,232
Citigroup Inc., Senior Notes	6.875%	3/5/38	24,800,000	30,334,914
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	1,370,000	1,404,342
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	177,044
General Electric Capital Corp., Junior Subordinated Bonds	7.125%	6/15/22	7,300,000	7,712,158	(c)(f)
General Electric Capital Corp., Medium-Term Notes	5.450%	1/15/13	1,175,000	1,205,367
General Electric Capital Corp., Notes	5.300%	2/11/21	23,740,000	26,645,349
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	41,330,000	53,321,156
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	39,295,000	40,915,919	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,760,000	2,014,800	(a)(c)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	5,440,000	5,739,200	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	27,110,000	29,143,250	(a)
JPMorgan Chase & Co.	4.400%	7/22/20	10,770,000	11,359,442
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	11,254,889
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	13,010,000	13,667,187
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,740,000	1,836,393
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	8,930,000	9,619,557
JPMorgan Chase & Co., Subordinated Notes	5.750%	1/2/13	4,430,000	4,542,212
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	490,000	525,805
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	60,000	66,787
Patrons’ Legacy	5.775%	12/23/63	8,674,401	8,248,488	(a)(b)
Total Diversified Financial Services				441,571,121
Insurance — 0.7%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	360,000	333,000
American International Group Inc., Senior Notes	3.750%	11/30/13	6,500,000	6,579,755	(a)
American International Group Inc., Senior Notes	6.400%	12/15/20	26,734,000	30,248,906
ASIF Global Financing XIX	4.900%	1/17/13	2,180,000	2,199,960	(a)

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	6,560,000	$6,965,329
ING Capital Funding Trust III, Junior Subordinated Bonds	4.070%	9/30/12	530,000	440,575	(c)(f)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,879,000	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	2,905,000	2,847,702
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	7,013,280
Total Insurance				66,507,507
Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,441,000	6,703,780
Total Financials				1,083,972,664
Health Care — 2.3%
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,810,000	7,816,232
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,000,000	1,036,065
Total Health Care Equipment & Supplies				8,852,297
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	5.625%	9/15/12	6,445,000	6,506,924
AmerisourceBergen Corp.	5.875%	9/15/15	5,350,000	6,076,551
Community Health Systems Inc., Senior Notes	8.875%	7/15/15	2,859,000	2,934,049
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	12,328,000
HCA Inc., Notes	7.690%	6/15/25	723,000	695,888
HCA Inc., Notes	7.500%	11/6/33	1,105,000	1,035,938
HCA Inc., Senior Notes	6.250%	2/15/13	1,243,000	1,270,967
HCA Inc., Senior Notes	5.750%	3/15/14	311,000	325,384
HCA Inc., Senior Secured Notes	6.500%	2/15/20	3,230,000	3,500,512
Tenet Healthcare Corp., Senior Notes	9.250%	2/1/15	11,570,000	12,871,625
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	2,470,000	2,772,575
UnitedHealth Group Inc.	4.875%	4/1/13	18,130,000	18,688,603
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	180,000	184,578
WellPoint Inc., Notes	5.875%	6/15/17	3,040,000	3,585,482
WellPoint Inc., Notes	7.000%	2/15/19	5,500,000	6,828,822
WellPoint Inc., Senior Notes	3.700%	8/15/21	7,390,000	7,801,712
WellPoint Inc., Senior Notes	3.125%	5/15/22	5,180,000	5,221,518
Total Health Care Providers & Services				92,629,128
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,430,000	4,764,872
Pharmaceuticals — 1.1%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	16,150,000	19,237,961

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	15

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Aristotle Holding Inc., Senior Notes	3.500%	11/15/16	32,150,000	$33,849,577	(a)
GlaxoSmithKline Capital Inc., Senior Bond	6.375%	5/15/38	7,000,000	9,625,476
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	11,380,000	11,575,816
Merck and Co. Inc.	6.000%	9/15/17	340,000	415,774
Pfizer Inc., Senior Notes	6.200%	3/15/19	8,435,000	10,572,007
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	9,750,000	12,127,479	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,720,000	1,809,058
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,830,000	1,924,754
Wyeth, Notes	5.950%	4/1/37	7,135,000	9,364,966
Total Pharmaceuticals				110,502,868
Total Health Care				216,749,165
Industrials — 1.6%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	8,200,000	10,251,123
Boeing Co., Senior Notes	4.875%	2/15/20	3,100,000	3,719,008
Raytheon Co., Senior Notes	3.125%	10/15/20	4,410,000	4,628,326
United Technologies Corp., Senior Notes	3.100%	6/1/22	10,080,000	10,562,449
Total Aerospace & Defense				29,160,906
Airlines — 0.6%
Air 2 US, Notes	8.027%	10/1/19	6,539,327	6,621,069	(a)
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	6,626,365	7,073,644
Continental Airlines Inc., Pass-Through Certificates	6.900%	7/2/19	42,921	45,174
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	8,581,941	9,311,406
Continental Airlines Inc., Pass-Through Certificates	6.703%	12/15/22	183,142	196,877
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,070,000	1,102,100	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	13,088,001	14,069,601
Northwest Airlines Corp., Pass-Through Certificates	7.575%	9/1/20	7,741,178	8,118,948
Northwest Airlines Inc., Senior Notes	0.946%	2/6/15	876,188	831,240	(b)(c)
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,838,876
United Airlines, Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	2,237,495	2,545,150
Total Airlines				55,754,085
Building Products — 0.2%
Masco Corp.	7.125%	8/15/13	5,830,000	6,120,416
Masco Corp.	6.125%	10/3/16	8,270,000	8,825,744
Total Building Products				14,946,160
Commercial Services & Supplies — 0.1%
Waste Management Inc.	5.000%	3/15/14	6,938,000	7,382,899

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Waste Management Inc.	7.125%	12/15/17	500,000	$603,688
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,230,000	1,629,503
Total Commercial Services & Supplies				9,616,090
Industrial Conglomerates — 0.2%
General Electric Co., Notes	5.000%	2/1/13	5,195,000	5,327,862
United Technologies Corp., Senior Notes	4.500%	6/1/42	14,760,000	16,212,458
Total Industrial Conglomerates				21,540,320
Machinery — 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	10,550,000	10,783,155
Road & Rail — 0.1%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	4,092,000	4,644,420
Kansas City Southern de Mexico SA de CV, Senior Notes	6.125%	6/15/21	1,410,000	1,551,000
Total Road & Rail				6,195,420
Total Industrials				147,996,136
Information Technology — 0.0%
IT Services — 0.0%
Electronic Data Systems Corp.	6.000%	8/1/13	775,000	813,344
International Business Machines Corp	4.750%	11/29/12	40,000	40,739
International Business Machines Corp., Senior Notes	5.600%	11/30/39	82,000	106,876
International Business Machines Corp., Senior Notes	4.000%	6/20/42	1,637,000	1,711,160
Total IT Services				2,672,119
Semiconductors & Semiconductor Equipment — 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,320,000	1,631,763
Total Information Technology				4,303,882
Materials — 2.7%
Chemicals — 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	3,810,000	4,222,871
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	4,790,000	5,340,850	(a)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,821,137	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	4,690,000	5,147,275	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	2,878,300	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	320,000	369,252
Total Chemicals				20,779,685
Containers & Packaging — 0.3%
Ball Corp., Senior Notes	6.750%	9/15/20	8,384,000	9,222,400
Ball Corp., Senior Notes	5.750%	5/15/21	9,920,000	10,664,000

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	17

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	7.125%	4/15/19	4,450,000	$4,661,375	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	6.875%	2/15/21	5,055,000	5,257,200	(a)
Total Containers & Packaging				29,804,975
Metals & Mining — 2.1%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,165,000	8,914,392
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,240,000	4,389,774
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	9,559,000	10,302,958
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,020,000	25,484,219
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	2,980,000	3,109,898
Cliffs Natural Resources Inc., Senior Notes	6.250%	10/1/40	10,990,000	10,792,850
Corporacion Nacional del Cobre, Senior Notes	4.750%	10/15/14	2,590,000	2,761,916	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	4,500,000	4,590,000	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.375%	2/1/16	1,480,000	1,498,500	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	17,398,000	17,117,509
Novelis Inc., Senior Notes	8.750%	12/15/20	2,530,000	2,726,075
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	9,138,000	11,262,914
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,512,751
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,674,332
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	14,380,000	15,298,465
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,860,000	4,243,418
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	5,700,000	6,122,302
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	5,890,000	5,978,350
Steel Dynamics Inc., Senior Notes	7.750%	4/15/16	2,910,000	2,997,300
Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	530,000	567,100
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	367,000	409,664
Vale Overseas Ltd., Notes	6.875%	11/21/36	14,306,000	16,594,302
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	31,715,000	32,296,114
Total Metals & Mining				194,645,103
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	5,700,000	5,827,008	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	1,480,000	1,512,977	(a)
Total Paper & Forest Products				7,339,985
Total Materials				252,569,748
Telecommunication Services — 2.3%
Diversified Telecommunication Services — 1.7%
AT&T Inc., Global Notes	5.500%	2/1/18	11,423,000	13,573,437
AT&T Inc., Global Notes	5.600%	5/15/18	16,470,000	19,712,251

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
AT&T Inc., Senior Notes	3.875%	8/15/21	2,850,000	$3,104,388
AT&T Inc., Senior Notes	6.300%	1/15/38	5,950,000	7,411,266
AT&T Inc., Senior Notes	6.400%	5/15/38	3,257,000	4,099,377
AT&T Inc., Senior Notes	5.350%	9/1/40	2,080,000	2,387,139
AT&T Inc., Senior Notes	5.550%	8/15/41	570,000	679,416
BellSouth Corp.	5.200%	9/15/14	8,250,000	8,978,244
British Telecommunications PLC, Bonds	9.875%	12/15/30	5,310,000	7,985,879
CenturyTel Inc.	6.000%	4/1/17	8,270,000	8,785,833
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	9,730,000	10,911,105
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	5,150,000	5,420,375
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,700,000	1,785,000	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	7,000,000	7,402,500
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,572,000
Qwest Corp., Senior Notes	7.500%	10/1/14	2,680,000	2,987,517
SBC Communications Inc., Notes	5.100%	9/15/14	8,640,000	9,433,377
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,345,000	1,203,016
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,350,000	2,885,636
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	7,755,000	7,910,100	(a)
Verizon Communications Inc., Senior Notes	6.100%	4/15/18	790,000	962,455
Verizon Communications Inc., Senior Notes	8.750%	11/1/18	1,250,000	1,718,180
Verizon Communications Inc., Senior Notes	3.500%	11/1/21	6,200,000	6,600,942
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	7,080,000	8,975,656
Windstream Corp., Senior Notes	7.750%	10/1/21	8,290,000	8,787,400
Total Diversified Telecommunication Services				159,272,489
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,290,000	7,363,583
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	4,980,000	5,655,507
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	18,795,000	25,718,796
Rogers Cable Inc., Senior Secured Second Priority Notes	6.750%	3/15/15	130,000	148,682
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	1,850,000	2,014,889
Sprint Capital Corp., Global Notes	6.900%	5/1/19	720,000	676,800
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,350,000	1,086,750
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,380,000	2,165,800
Sprint Nextel Corp., Senior Notes	9.000%	11/15/18	13,050,000	14,583,375	(a)
Total Wireless Telecommunication Services				59,414,182
Total Telecommunication Services				218,686,671

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	19

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 1.9%
Electric Utilities — 0.7%
Detroit Edison Co.	5.200%	10/15/12	10,000	$10,125
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,701,997
Duke Energy Corp., Senior Notes	5.625%	11/30/12	1,010,000	1,030,404
FirstEnergy Corp., Notes	7.375%	11/15/31	23,105,000	29,003,013
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,800,000	3,774,196
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	11,790,000	14,654,192
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,781,371
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	8,763,741
Total Electric Utilities				66,719,039
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	57,240	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,410,000	12,204,384
Total Gas Utilities				12,261,624
Independent Power Producers & Energy Traders — 0.8%
AES Corp., Senior Notes	7.750%	3/1/14	15,000	16,275
AES Corp., Senior Notes	7.750%	10/15/15	4,905,000	5,505,862
AES Corp., Senior Notes	8.000%	6/1/20	3,299,000	3,785,603
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	5,481,000	5,919,480	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	8,890,000	9,601,200	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	5,390,000	5,875,100	(a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	45,406,000	49,379,025
Total Independent Power Producers & Energy Traders				80,082,545
Multi-Utilities — 0.3%
Dominion Resources Inc., Senior Notes	5.700%	9/17/12	5,495,000	5,551,208
Dominion Resources Inc., Senior Notes	5.600%	11/15/16	11,983,000	13,927,589
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	90,000	122,347
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,999,367
Total Multi-Utilities				24,600,511
Total Utilities				183,663,719
Total Corporate Bonds & Notes (Cost — $3,006,047,815)				3,206,752,376
Asset-Backed Securities — 3.1%
ACE Securities Corp., 2006-GP1 A	0.375%	2/25/31	145,561	120,109	(c)
ACE Securities Corp., 2006-SL3 A1	0.345%	6/25/36	801,271	139,990	(c)
AFC Home Equity Loan Trust, 2002-2 2A	0.545%	6/25/30	290,654	155,943	(c)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.595%	2/25/33	1,194,906	904,175	(c)

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP II LLC, 2010-3A A	4.640%	5/20/16	3,630,000	$3,924,533	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2010-5A A	3.150%	3/20/17	7,310,000	7,671,439	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	6,375,000	6,489,223	(a)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	0.745%	9/25/34	5,412,040	3,855,072	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.525%	2/25/36	708,157	664,503	(c)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.465%	12/25/36	565,174	558,870	(a)(c)
Brazos Student Loan Finance Corp., 2009-1 AS	2.966%	12/27/39	6,700,000	7,091,740	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	0.865%	1/25/33	311,974	238,276	(c)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	599,463	617,657
Countrywide Asset-Backed Certificates, 2002-BC1	0.905%	4/25/32	100,462	54,094	(c)
Countrywide Asset-Backed Certificates, 2003-1	0.925%	6/25/33	179,025	143,402	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.865%	9/25/33	470,971	408,972	(c)
Countrywide Asset-Backed Certificates, 2004-15	4.614%	12/25/32	2,259,945	2,169,856	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.585%	12/25/36	169,671	70,179	(a)(c)
Countrywide Home Equity Loan Trust, 2002-F A	0.592%	11/15/28	71,771	69,119	(c)
Countrywide Home Equity Loan Trust, 2004-I A	0.532%	2/15/34	248,581	166,844	(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.382%	7/15/36	192,135	119,907	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.392%	11/15/36	1,434,030	1,049,017	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.382%	1/15/37	20,043,187	14,906,900	(c)
Countrywide Home Equity Loan Trust, 2007-B A	0.392%	2/15/37	18,045,262	13,321,662	(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 AF2	5.650%	10/25/36	11,541	11,525	(a)
Education Funding Capital Trust, 2004-1 A4	1.760%	6/15/43	4,600,000	4,209,000	(c)
EFS Volunteer No. 3 LLC, 2012-1 A3	1.245%	4/25/33	8,950,000	8,369,131	(a)(c)
EMC Mortgage Loan Trust, 2002-B A1	0.895%	2/25/41	295,702	247,072	(a)(c)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.445%	5/25/28	452,861	395,252	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.485%	10/25/34	29,499,385	23,063,372	(c)
Green Tree Financial Corp., 1992-2 B	9.150%	1/15/18	21,103	5,479
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	94,525	95,304
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/27	951,819	86,062	(c)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	71,481	66,599
Greenpoint Manufactured Housing, 1999-2 A2	2.985%	3/18/29	7,600,000	6,177,637	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.641%	6/19/29	3,700,000	2,957,278	(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.740%	2/20/30	3,625,000	2,886,303	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.739%	2/20/32	5,525,000	4,197,943	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	21

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Greenpoint Manufactured Housing, 2001-2 IIA2	3.739%	3/13/32	8,025,000	$6,445,838	(c)
Greenpoint Mortgage Funding Trust, 2005-HE1	0.845%	9/25/34	1,142,150	1,102,879	(c)
GSAA Home Equity Trust, 2005-6 A3	0.615%	6/25/35	5,000,000	3,910,005	(c)
GSAA Home Equity Trust, 2007-6 A4	0.545%	5/25/47	22,913,353	13,679,295	(c)
GSAMP Trust, 2006-S4 A1	0.335%	5/25/36	134,715	13,205	(c)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	11,800,000	12,952,860	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.505%	3/25/31	58,376	38,637	(c)
Indymac Seconds Asset Backed Trust, 2006-A A	0.375%	6/25/36	475,840	86,224	(c)
Keycorp Student Loan Trust, 2003-A 1A2	0.726%	10/25/32	3,339,014	3,078,046	(c)
Lehman XS Trust, 2005-5N 3A1A	0.545%	11/25/35	3,084,231	2,089,872	(c)
Lehman XS Trust, 2006-4N A2A	0.465%	4/25/46	4,483,257	2,166,861	(c)
Long Beach Mortgage Loan Trust, 2006-8 2A4	0.485%	9/25/36	6,228,434	1,791,840	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.405%	10/25/36	5,396,456	1,861,238	(c)
Merrill Lynch Mortgage Investors Inc., 2005-SD1 A2	5.666%	5/25/46	299,295	296,270	(c)
Merrill Lynch Mortgage Investors Trust, 2007-SD1 A1	0.695%	2/25/47	17,251,844	7,684,644	(c)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.265%	10/25/33	1,127,258	890,265	(c)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.395%	3/25/36	217,826	46,696	(c)
MSCC HELOC Trust, 2005-1 A	0.435%	7/25/17	981,813	812,451	(c)
Northstar Education Finance Inc., 2007-1 A6	0.927%	1/29/46	12,175,000	9,922,625	(b)(c)
Northstar Education Finance Inc., DE, Student Loan Asset Backed Note	0.566%	1/29/46	6,475,000	5,277,125	(b)(c)
Option One Mortgage Loan Trust, 2002-6 A2	1.045%	11/25/32	1,093,516	856,931	(c)
Option One Mortgage Loan Trust, 2003-1 A2	1.085%	2/25/33	8,889	7,119	(c)
Origen Manufactured Housing, 2006-A A2	3.739%	10/15/37	33,600,000	22,176,000	(c)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	1,485,334	1,570,877
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,887,156	1,957,838
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	2.045%	7/25/35	3,020,698	1,918,228	(c)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	1,297,750	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.785%	8/25/31	170,728	82,303	(c)
RAAC, 2007-RP2 M1	0.895%	2/25/46	600,000	109,466	(a)(c)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.865%	3/25/34	11,613,120	9,638,680	(c)
Renaissance Home Equity Loan Trust, 2005-1	0.575%	5/25/35	1,608,184	1,269,019	(c)
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.905%	5/25/33	533,563	327,000	(c)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.370%	8/25/33	3,437,491	2,006,288	(c)
Residential Funding Mortgage Securities II, 2003-HS3	0.535%	8/25/33	68,186	51,180	(c)

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Residential Funding Securities Corp., 2002-RP2 A1	1.745%	10/25/32	3,801,421	$2,337,874	(a)(b)(c)
SACO I Trust, 2006-3 A3	0.705%	4/25/36	1,377,151	715,707	(c)
SACO I Trust, 2006-5 1A	0.545%	4/25/36	124,004	51,117	(c)
SACO I Trust, 2006-6 A	0.505%	6/25/36	177,055	91,018	(c)
Saxon Asset Securities Trust, 2002-3 M1	1.370%	12/25/32	2,330,551	1,806,580	(c)
Saxon Asset Securities Trust, 2003-3 M1	1.220%	12/25/33	9,538,507	7,010,421	(c)
SLM Student Loan Trust, 2003-11 A6	0.758%	12/15/25	4,200,000	4,027,015	(a)(c)
SLM Student Loan Trust, 2004-3 A5	0.636%	7/25/23	22,550,000	22,141,626	(c)
SLM Student Loan Trust, 2006-5 A5	0.576%	1/25/27	14,430,000	13,637,828	(c)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.585%	7/25/29	10,570	8,150	(c)
Structured Asset Securities Corp., 2005-SC1 1A2	8.281%	5/25/31	485,822	355,204	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1	0.355%	2/25/36	617,524	52,448	(a)(c)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	1,192	1,138
Vanderbilt Mortgage Finance, 1999-D IIB4	3.490%	1/7/30	3,402,630	2,833,172	(c)
Total Asset-Backed Securities (Cost — $314,185,319)				290,164,292
Collateralized Mortgage Obligations — 14.2%
American Home Mortgage Assets, 2006-3 3A12	0.435%	10/25/46	12,098,148	6,009,162	(c)
Banc of America Commercial Mortgage Inc., 2005-3 AM	4.727%	7/10/43	1,583,000	1,645,731
Banc of America Commercial Mortgage Inc., 2006-1 AM	5.421%	9/10/45	3,596,000	3,883,486	(c)
Banc of America Commercial Mortgage Inc., 2007-5 A3	5.620%	2/10/51	2,430,000	2,586,225
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	97,747	103,260
Banc of America Funding Corp., 2005-F 2A1	2.846%	9/20/35	13,699,217	7,783,895	(c)
Bayview Commercial Asset Trust, 2006-2A A1	0.475%	7/25/36	1,118,332	730,955	(a)(c)
Bayview Commercial Asset Trust, 2006-SP1 A1	0.515%	4/25/36	443,851	435,703	(a)(c)
Bear Stearns ARM Trust, 2005-12 11A1	2.784%	2/25/36	432,998	258,024	(c)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A3	5.736%	6/11/50	6,250,000	6,534,625
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A4	5.694%	6/11/50	855,000	984,702	(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.445%	10/25/36	1,081,410	671,612	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2005-05	2.415%	8/25/35	138,820	69,785	(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.960%	12/25/35	225,433	114,047	(c)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.645%	5/25/35	2,619,204	2,495,932	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.485%	11/25/36	37,346,000	21,989,362	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.485%	11/25/36	11,977,540	6,192,388	(c)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	13,067,338	13,735,954

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	23

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2004-33 2A1	2.995%	12/25/34	31,224	$26,103	(c)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.575%	10/25/35	15,642,823	7,869,889	(c)
Countrywide Alternative Loan Trust, 2006-0A1 2A1	0.454%	3/20/46	125,062	62,356	(c)
Countrywide Alternative Loan Trust, 2006-0A2 A5	0.474%	5/20/46	5,940,550	2,344,735	(c)
Countrywide Alternative Loan Trust, 2006-0A9 2A1B	0.444%	7/20/46	580,854	215,730	(c)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.435%	8/25/46	515,431	273,334	(c)
Countrywide Alternative Loan Trust, 2006-0A18 A2	0.485%	12/25/36	217,346	59,835	(c)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.679%	3/20/36	148,300	93,252	(c)
Countrywide Home Loans, 2005-R3 AF	0.645%	9/25/35	4,471,991	3,729,717	(a)(c)
Countrywide Home Loans, 2006-0A5 1A1	0.445%	4/25/46	3,474,999	1,977,271	(c)
Countrywide Home Loans Pass-Through Certificates, 2006-HYB3 2A1A	2.901%	5/20/36	584,319	366,089	(c)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.593%	2/15/39	11,030,000	12,326,974	(c)
Credit Suisse Mortgage Capital Certificates, 2007-C4 A3	5.966%	9/15/39	8,600,000	8,966,506	(c)
Credit Suisse Mortgage Capital Certificates, 2007-C5 A3	5.694%	9/15/40	2,740,000	2,878,090	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3111 HZ	6.000%	2/15/36	4,277,167	4,313,535
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.988%	1/15/40	16,048,327	2,296,334	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	13,323,206
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	36,205,215	41,681,688
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB	4.000%	12/15/39	27,950,934	30,274,266
Federal Home Loan Mortgage Corp. (FHLMC), 3788 IC, IO	6.000%	1/15/41	3,835,422	642,115
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	27,612,378	32,849,411
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.808%	8/15/39	17,000,635	2,686,439	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4057 SA, IO	5.807%	4/15/39	50,700,000	10,805,437	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.710%	6/15/42	4,066,666	927,200	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.750%	6/15/42	13,100,000	3,326,172	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.750%	6/15/42	11,948,030	3,033,680	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	35,548,351	41,625,132
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.846%	7/25/21	42,324,106	4,797,607	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.222%	1/25/20	32,763,002	2,004,899	(c)

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.405%	4/25/20	111,202,644	$7,686,994	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.836%	6/25/20	111,437,968	10,742,509	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.678%	8/25/20	34,651,642	2,939,360	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K014 X1, IO	1.449%	4/25/21	110,929,181	9,388,602	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.741%	10/25/21	27,349,025	2,993,105	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.608%	12/25/21	22,116,898	2,206,935	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K703 X1, IO	2.257%	5/25/18	58,682,046	6,001,178	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K704 X1, IO	2.165%	8/25/18	25,859,167	2,615,422	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.403%	6/25/46	41,483,196	3,518,907	(c)
Federal National Mortgage Association (FNMA), 2009-101 NS, IO	5.915%	12/25/39	9,231,584	1,120,659	(c)
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.255%	10/25/40	16,807,841	2,449,546	(c)
Federal National Mortgage Association (FNMA), 2010-123 PM	4.000%	7/25/40	19,331,985	21,320,357
Federal National Mortgage Association (FNMA), 2010-136 SA, IO	5.755%	12/25/40	15,809,050	2,968,351	(c)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.285%	12/25/40	2,452,998	388,001	(c)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.285%	1/25/41	12,417,400	2,034,560	(c)
Federal National Mortgage Association (FNMA), 2010-27 SG, IO	4.755%	4/25/40	5,519,838	552,132	(c)
Federal National Mortgage Association (FNMA), 2010-75 PU	4.500%	4/25/39	25,865,000	27,884,169
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.435%	7/25/41	17,840,796	2,775,184	(c)
Federal National Mortgage Association (FNMA), 2011-87 SJ, IO	5.705%	9/25/41	38,501,193	5,991,275	(c)
Federal National Mortgage Association (FNMA), 2011-96 BS, IO	6.185%	5/25/41	5,767,366	1,207,927	(c)
Federal National Mortgage Association (FNMA), 2012-16 ST, IO	6.205%	3/25/42	4,575,459	1,062,376	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	25

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-25 B	6.500%	3/25/42	25,892,631	$30,649,278
Federal National Mortgage Association (FNMA), 2012-28 B	6.500%	6/25/39	15,443,258	17,344,782
Federal National Mortgage Association (FNMA), 2012-35 MB	5.500%	4/25/42	89,168,782	100,834,618
Federal National Mortgage Association (FNMA), 2012-46 BA	6.000%	5/25/42	22,676,498	25,708,151
Federal National Mortgage Association (FNMA), 2012-51 B	7.000%	5/25/42	42,500,000	50,610,972
Federal National Mortgage Association (FNMA), 2012-63 AS, IO	6.255%	6/25/42	14,414,775	3,419,526	(c)
Federal National Mortgage Association (FNMA), 2012-63 DS, IO	6.305%	3/25/39	6,283,582	1,481,196	(c)
Federal National Mortgage Association (FNMA), 2012-66 SA, IO	5.755%	6/25/42	28,170,880	5,155,339	(c)
Federal National Mortgage Association (FNMA), 2012-74 OA, PO	0.000%	3/25/42	1,642,858	1,519,644	(b)
Federal National Mortgage Association (FNMA), 2012-74 SA, IO	6.405%	3/25/42	17,157,142	3,753,125	(b)(c)
Federal National Mortgage Association (FNMA), 2012-75 AO, PO	0.000%	3/25/42	1,042,858	992,685
Federal National Mortgage Association (FNMA), 2012-75 AS, IO	6.400%	3/25/42	4,757,142	1,048,058	(c)
Federal National Mortgage Association (FNMA), 2012-75 DS, IO	5.700%	7/25/42	29,200,000	7,592,000	(c)
Federal National Mortgage Association (FNMA), 2012-76 AC	6.500%	7/25/42	30,748,089	35,799,431
Federal National Mortgage Association (FNMA), 384 14, IO	5.500%	1/25/40	8,455,202	1,099,976
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	12,128,426	1,606,107
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	5,189,047	679,832
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	2,623,148	345,304	(c)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	2,223,631	264,664	(c)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	2,247,930	301,462
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	12,279,876	1,814,619
Federal National Mortgage Association (FNMA), 409 C1, IO	3.000%	11/25/26	24,630,489	2,401,473	(b)

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 409 C15, IO	4.000%	11/25/39	3,016,373	$362,870	(b)
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	11,414,313	1,652,792	(b)
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	20,007,168	3,295,181	(b)
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	11,165,338	1,330,908	(b)
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	15,045,000	16,450,173
GMAC Mortgage Corp. Loan Trust, 2005-AR6 2A1	3.073%	11/19/35	197,064	142,792	(c)
Government National Mortgage Association (GNMA), 2009-106 SU, IO	5.956%	5/20/37	20,191,147	3,030,324	(c)
Government National Mortgage Association (GNMA), 2010-003 MS, IO	6.306%	11/20/38	2,107,555	310,020	(c)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.757%	2/16/40	7,276,889	1,427,471	(c)
Government National Mortgage Association (GNMA), 2010-014 SX, IO	6.207%	2/16/40	12,839,053	2,300,835	(c)
Government National Mortgage Association (GNMA), 2010-031 GS, IO	6.256%	3/20/39	6,475,432	938,625	(c)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.236%	4/20/40	3,035,334	503,918	(c)
Government National Mortgage Association (GNMA), 2010-042 PC	5.000%	7/20/39	7,100,000	8,480,564
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.307%	4/16/34	8,151,843	576,087	(c)
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.256%	5/20/40	11,842,025	1,997,740	(c)
Government National Mortgage Association (GNMA), 2010-059 PB	4.500%	7/20/39	14,600,000	16,462,582
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.256%	5/20/40	15,884,850	2,663,321	(c)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.256%	5/20/40	3,895,053	643,328	(c)
Government National Mortgage Association (GNMA), 2010-085 HS, IO	6.406%	1/20/40	1,919,967	295,043	(c)
Government National Mortgage Association (GNMA), 2010-086 PB	4.500%	10/20/39	40,000,000	45,472,552
Government National Mortgage Association (GNMA), 2010-101 NI, IO	5.000%	11/20/36	16,867,797	1,768,556
Government National Mortgage Association (GNMA), 2010-113 BS, IO	5.756%	9/20/40	16,536,100	2,576,954	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	27

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	$35,280,852
Government National Mortgage Association (GNMA), 2010-118, IO	1.838%	4/16/53	29,858,133	2,529,969	(c)
Government National Mortgage Association (GNMA), 2010-121 SE, IO	5.756%	9/20/40	14,130,784	2,217,465	(c)
Government National Mortgage Association (GNMA), 2010-167 US, IO	6.386%	11/20/38	5,546,239	745,040	(c)
Government National Mortgage Association (GNMA), 2010-26 QS, IO	6.010%	2/20/40	233,742	42,720	(c)
Government National Mortgage Association (GNMA), 2010-35 AS, IO	5.506%	3/20/40	45,553,721	7,194,454	(c)
Government National Mortgage Association (GNMA), 2010-37 SG, IO	5.456%	3/20/40	2,125,119	338,469	(c)
Government National Mortgage Association (GNMA), 2010-93 PS, IO	6.456%	6/20/35	8,138,712	994,869	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.239%	5/20/60	894,303	911,168	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.589%	8/20/58	1,436,367	1,425,452	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.639%	12/20/60	15,201,133	15,076,863	(c)
Government National Mortgage Association (GNMA), 2011-004 PS, IO	5.936%	9/20/40	8,793,604	1,322,257	(c)
Government National Mortgage Association (GNMA), 2011-011 SA, IO	5.756%	1/20/41	9,747,985	1,488,105	(c)
Government National Mortgage Association (GNMA), 2011-032 S, IO	5.757%	3/16/41	3,193,524	435,505	(c)
Government National Mortgage Association (GNMA), 2011-032 SD, IO	5.756%	3/20/41	5,749,951	881,838	(c)
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.887%	2/16/36	20,031,728	2,585,032	(c)
Government National Mortgage Association (GNMA), 2011-070 BS, IO	6.457%	12/16/36	13,499,147	1,973,830	(c)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	21,900,000	24,842,302
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	423,709	46,198
Government National Mortgage Association (GNMA), 2011-H08 FG	0.719%	3/20/61	12,628,252	12,588,120	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.739%	3/20/61	10,813,624	10,790,786	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	13,700,000	1,858,062

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Greenpoint Mortgage Funding Trust, 2005-AR5 2A2	0.515%	11/25/46	1,268,252	$2,107,454	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.475%	4/25/36	3,115,285	1,434,277	(c)
Greenwich Capital Commercial Funding Corp., 2006-GG7	6.071%	7/10/38	1,820,000	2,074,487	(c)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	6.071%	7/10/38	2,950,000	3,081,461	(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.595%	3/25/35	13,639,064	11,279,356	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.595%	9/25/35	23,804,116	18,656,833	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.813%	11/25/35	1,930,773	1,442,285	(c)
Harborview Mortgage Loan Trust, 2005-3	0.483%	6/19/35	11,756,012	7,611,994	(c)
Harborview Mortgage Loan Trust, 2005-7 1A1	3.013%	6/19/45	4,587,800	2,157,179	(c)
Harborview Mortgage Loan Trust, 2006-02	2.936%	2/25/36	2,950,236	1,651,241	(c)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.443%	9/19/46	2,296,077	1,315,190	(c)
Harborview Mortgage Loan Trust, 2006-13 A	0.423%	11/19/46	543,687	245,529	(c)
IMPAC CMB Trust, 2003-4 1A1	0.885%	10/25/33	56,794	48,735	(c)
IMPAC CMB Trust, 2007-A A	0.495%	5/25/37	14,794,938	12,673,329	(c)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.445%	5/25/36	106,574	46,189	(c)
IMPAC Secured Assets Corp., 2006-2 2A1	0.595%	8/25/36	2,595,236	2,483,758	(c)
Indymac Index Mortgage Loan Trust, 2004-AR2 2A1	0.865%	6/25/34	23,515	18,046	(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.678%	3/25/35	210,468	150,127	(c)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.365%	7/25/36	166,650	87,777	(c)
Indymac Index Mortgage Loan Trust, 2006-AR6 2A1A	0.445%	6/25/47	440,524	222,980	(c)
Indymac INDX Mortgage Loan Trust, 2004-AR15	2.596%	2/25/35	270,054	210,750	(c)
Indymac INDX Mortgage Loan Trust, 2005-AR09 1A1	2.680%	7/25/35	99,653	58,646	(c)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.627%	8/25/35	452,100	250,328	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 A4	5.399%	5/15/45	1,775,000	2,009,034
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP8 AM	5.440%	5/15/45	3,085,000	3,311,491
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	27,709,000	30,655,741
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 HS	5.892%	5/15/47	3,484,149	697	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C4 XA, IO	1.788%	7/15/46	105,038,896	7,825,818	(a)(c)
La Hipotecaria SA, 2007-1GA A	5.523%	12/23/36	255,048	252,179	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.842%	6/15/36	1,220,052	1,147	(a)(c)(e)
LB-UBS Commercial Mortgage Trust, 2007-C1 A4	5.424%	2/15/40	990,000	1,116,927
Luminent Mortgage Trust, 2006-4 A1A	0.435%	5/25/46	384,739	202,027	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	29

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Luminent Mortgage Trust, 2006-7 2A1	0.415%	12/25/36	3,511,262	$2,045,314	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.333%	12/25/34	23,117	18,931	(c)
MASTR Adjustable Rate Mortgages Trust, 2005-1 7A1	2.708%	2/25/35	394,289	299,424	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-2 3A1	2.720%	1/25/36	1,464,658	1,156,790	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.455%	4/25/46	372,577	202,720	(c)
MASTR ARM Trust, 2004-4 3A1	2.540%	5/25/34	1,050,031	992,489	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	3,298,034	3,209,248	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	4,763,328	4,821,622	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.595%	5/25/35	4,019,731	3,153,459	(a)(c)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.518%	2/25/35	54,203	53,834	(c)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-6 A4	5.485%	3/12/51	17,800,000	19,381,316	(c)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.163%	8/12/49	920,000	1,011,528	(c)
MLCC Mortgage Investors Inc., 2003-B A1	0.925%	4/25/28	1,919,112	1,798,014	(c)
MLCC Mortgage Investors Inc., 2006-1 1A	2.286%	2/25/36	470,805	395,051	(c)
Morgan Stanley Capital I, 2007-HQ11 A31	5.439%	2/12/44	3,995,000	4,203,016
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	13,000,000	14,307,930	(c)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.855%	11/25/34	2,964,957	2,748,227	(c)
Morgan Stanley Mortgage Loan Trust, 2004-8AR 4A1	2.733%	10/25/34	7,133	5,985	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.676%	7/25/35	5,059,602	3,603,615	(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 3A1	5.329%	5/25/36	7,086,313	3,772,037	(c)
Prime Mortgage Trust, 2005-2 2A1	7.065%	10/25/32	594,955	591,157	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	54,785,129	49,111,252	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.695%	1/25/37	28,237,067	12,873,109	(c)
Residential Accredit Loans Inc., 2005-Q03 A1	0.645%	10/25/45	1,704,406	926,174	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	7,403,976	4,820,862
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	145,795	154,630
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	1,302,686	1,233,633
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	623,085	632,210
Structured ARM Loan Trust, 2004-16 5A2	5.070%	11/25/34	18,557,479	17,722,523	(c)
Structured ARM Loan Trust, 2005-19XS 2A1	0.545%	10/25/35	239,666	176,083	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.983%	10/19/33	510,352	430,582	(c)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.455%	4/25/36	3,702,087	2,078,348	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.425%	7/25/46	337,698	185,126	(c)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Thornburg Mortgage Securities Trust, 2004-03 A	0.985%	9/25/44	819,877	$743,630	(c)
Thornburg Mortgage Securities Trust, 2004-1	1.837%	3/25/44	43,501	42,487	(c)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.154%	9/25/37	21,636,664	20,463,957	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.152%	9/25/37	20,633,811	20,689,522	(c)
Voyager BRSTN Delaware Trust, 2009-1 UAU7, IO	0.495%	12/26/36	1,161,078	909,215	(a)(c)
Voyager Dwnys Delaware Trust, 2009-1 UGL2, IO	1.724%	3/20/47	143,164	8,017	(a)(b)(c)
WaMu Mortgage Pass-Through Certificates, 2005-AR14 1A1	2.458%	12/25/35	92,008	90,242	(c)
Washington Mutual Inc., 2005-AR15 A1A1	0.505%	11/25/45	12,776,260	10,094,536	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A1A	0.565%	1/25/45	1,722,806	1,438,028	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.475%	4/25/45	7,319,409	5,889,203	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.515%	7/25/45	6,986,131	5,563,056	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.535%	10/25/45	13,660,381	10,936,474	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.515%	12/25/45	17,413,900	13,762,223	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	2.509%	9/25/36	345,764	242,069	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.433%	9/25/36	95,011	68,693	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.675%	6/25/37	32,517,869	17,402,458	(c)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 2A3	2.676%	4/25/36	83,532	63,576	(c)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	2.667%	4/25/36	5,446,062	4,385,545	(c)
Total Collateralized Mortgage Obligations (Cost — $1,381,952,041)				1,348,115,815
Collateralized Senior Loans — 2.0%
Consumer Discretionary — 0.5%
Auto Components — 0.1%
Allison Transmission Inc., Term Loan B	2.750%	8/7/14	3,700,769	3,649,861	(i)
Schaeffler AG, Term Loan C2	—	1/27/17	3,500,000	3,481,041	(j)
Total Auto Components				7,130,902
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co. Inc., Extended Term Loan B6	5.495%	1/26/18	2,250,000	1,988,438	(i)
Caesars Entertainment Operating Co. Inc., Incremental Term Loan B4	9.500%	10/31/16	1,481,061	1,495,501	(i)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	31

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Entertainment Operating Co. Inc., Term Loan B2	5.495%	1/28/15	996,212	$922,119	(i)
CCM Merger Inc., New Term Loan B	6.000%	3/1/17	763,436	754,848	(i)
Dunkin’ Brands Inc., New Term Loan B2	4.000%	11/23/17	3,427,507	3,371,810	(i)
Landry’s Inc., Term Loan B	6.500%	4/24/18	3,491,250	3,495,614	(i)
Las Vegas Sands LLC, Extended Delayed Draw Term Loan	2.750%	11/23/16	421,606	409,484	(i)
Las Vegas Sands LLC, Extended Term Loan B	2.750%	11/23/16	2,123,578	2,057,974	(i)
Wendys/Arbys Restaurants, LLC, New Term Loan B	4.750%	5/15/19	3,000,000	2,975,001	(i)
Total Hotels, Restaurants & Leisure				17,470,789
Media — 0.1%
AMC Entertainment Inc., Extended Term Loan B2	4.250%	12/15/16	2,952,632	2,939,100	(i)
Bresnan Broadband Holdings LLC, Term Loan B	—	12/14/17	2,000,000	1,978,000	(j)
Cengage Learning Acquisitions Inc., Extended Term Loan	5.750%	7/5/17	4,806,992	4,126,505	(i)
Charter Communications Operating LLC, Extended Term Loan C	3.500%	9/6/16	2,854,179	2,825,240	(i)
Charter Communications Operating LLC, Term Loan D	4.000%	5/15/19	1,488,950	1,477,411	(i)
Univision Communications Inc., Extended Term Loan	4.495%	3/31/17	3,874,148	3,646,541	(i)
UPC Financing Partnership, Term Loan T	3.739%	12/30/16	65,864	64,876	(i)
Total Media				17,057,673
Multiline Retail — 0.0%
Neiman Marcus Group Inc., Extended Term Loan	4.750%	5/16/18	4,000,000	3,946,644	(i)
Specialty Retail — 0.1%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	4,846,941	4,575,168	(i)
Michaels Stores Inc., Term Loan B2	5.000%	7/29/16	2,000,000	1,990,834	(i)
Total Specialty Retail				6,566,002
Total Consumer Discretionary				52,172,010
Consumer Staples — 0.1%
Food Products — 0.1%
Del Monte Corp., Term Loan	4.500%	3/8/18	3,835,037	3,769,124	(i)
Household Products — 0.0%
Visant Corp., Term Loan B	5.250%	12/22/16	2,832,721	2,735,346	(i)
Personal Products — 0.0%
NBTY Inc., Term Loan B1	4.250%	10/2/17	3,447,873	3,429,179	(i)
Total Consumer Staples				9,933,649
Energy — 0.1%
Energy Equipment & Services — 0.0%
Frac Tech International LLC, Term Loan B	6.250%	5/6/16	3,342,714	3,046,513	(i)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., Term Loan	8.500%	12/1/17	5,610,000	$5,556,531	(i)
Total Energy				8,603,044
Financials — 0.1%
Diversified Financial Services — 0.0%
Star West Generation LLC, Term Loan B	6.000%	5/17/18	2,538,462	2,455,962	(i)
Insurance — 0.1%
Asurion Corp., Term Loan B	5.500%	5/24/18	2,829,545	2,817,166	(i)
Total Financials				5,273,128
Health Care — 0.3%
Biotechnology — 0.1%
Exopack, Term Loan	6.500%	5/31/17	2,435,400	2,435,400	(i)
Health Care Equipment & Supplies — 0.0%
Kinetic Concepts Inc., Term Loan B	7.000%	5/4/18	909,629	914,177	(i)
Health Care Providers & Services — 0.2%
Capsugel Healthcare Ltd., Term Loan	5.250%	8/1/18	1,898,043	1,896,857	(i)
CRC Health Corp., Term B2	4.961%	11/16/15	2,948,625	2,717,650	(i)
Emergency Medical Services Corp., Term Loan B	5.250%	5/25/18	4,424,659	4,370,736	(i)
Hanger Orthopedic Group Inc., Term Loan	4.000-4.060%	12/1/16	1,481,407	1,462,889	(i)
IASIS Healthcare LLC, Term Loan	5.000%	5/3/18	3,950,000	3,875,938	(i)
Quintiles Transnational Corp., Term Loan B	5.000%	6/8/18	2,970,000	2,927,306	(i)
Total Health Care Providers & Services				17,251,376
Health Care Technology — 0.0%
Multiplan Inc., Term Loan B	4.750%	8/26/17	2,262,846	2,227,019	(i)
Pharmaceuticals — 0.0%
Royalty Pharma Finance Trust, Term Loan	—	5/9/18	1,976,820	1,955,405	(j)
Total Health Care				24,783,377
Industrials — 0.3%
Aerospace & Defense — 0.0%
FGI Operating Co. LLC, Term Loan	5.500%	4/19/19	2,000,000	2,000,000	(i)
Airlines — 0.1%
DAE Aviation Holdings Inc., Term Loan B1	5.470%	7/31/14	1,987,289	1,957,479	(i)
Delta Air Lines Inc., Term Loan B	5.500%	4/20/17	3,960,000	3,935,250	(i)
Total Airlines				5,892,729
Commercial Services & Supplies — 0.1%
Nielsen Finance LLC, Term Loan C	3.491%	5/2/16	7,598,619	7,525,802	(i)
Sensus Metering Systems Inc., First Lien Term Loan	4.750%	5/9/17	987,500	981,328	(i)
Total Commercial Services & Supplies				8,507,130

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	33

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 0.0%
BakerCorp	4.750%	6/1/18	4,977,500	$4,944,315	(i)
Road & Rail — 0.1%
Hertz Corp., Term Loan	3.750%	3/9/18	4,947,475	4,879,447	(i)
RailAmerica Inc., Term Loan B	4.000%	3/1/19	4,000,000	3,985,000	(i)
Total Road & Rail				8,864,447
Total Industrials				30,208,621
Information Technology — 0.3%
IT Services — 0.3%
First Data Corp., Extended Term Loan B	4.245%	3/23/18	15,378,591	14,097,846	(i)
First Data Corp., Non-Extended Term Loan B2	2.995%	9/24/14	17,651,778	16,904,331	(i)
SunGard Data Systems Inc., Term Loan A	1.991-1.995%	2/28/14	6,658	6,625	(i)
SunGard Data Systems Inc., Term Loan B	3.866-4.091%	2/26/16	1,291,681	1,277,150	(i)
Total IT Services				32,285,952
Semiconductors & Semiconductor Equipment — 0.0%
Freescale Semiconductor Inc., Extended Term Loan B	4.489%	12/1/16	1,980,568	1,869,656	(i)
Total Information Technology				34,155,608
Materials — 0.1%
Construction Materials — 0.1%
Fairmount Minerals, Term Loan B	5.250%	3/15/17	5,650,000	5,607,625	(i)
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings Ltd., Term Loan	5.250%	4/2/18	3,960,000	3,935,250	(i)
Level 3 Financing Inc., Term Loan A	2.491-2.719%	3/13/14	4,000,000	3,915,000	(i)
Total Diversified Telecommunication Services				7,850,250
Wireless Telecommunication Services — 0.1%
Crown Castle Operating Co., Term Loan B	4.000%	1/31/19	1,994,987	1,960,075	(i)
MetroPCS Inc., Term Loan B3	4.000%	3/16/18	3,949,958	3,850,502	(i)
Telesat LLC, Term Loan B	4.250%	3/28/19	4,000,000	3,950,716	(i)
Total Wireless Telecommunication Services				9,761,293
Total Telecommunication Services				17,611,543
Utilities — 0.0%
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan	4.741%	10/10/17	1,162,680	693,359	(i)
Independent Power Producers & Energy Traders — 0.0%
Equipower Resources Holdings LLC, Term Loan	—	12/28/18	3,000,000	2,997,501	(j)

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Independent Power Producers & Energy Traders — continued
GenOn Energy Inc., Term Loan B	6.000%	12/3/17	984,962	$972,651	(i)
Total Independent Power Producers & Energy Traders				3,970,152
Total Utilities				4,663,511
Total Collateralized Senior Loans (Cost — $197,447,839)				193,012,116
Mortgage-Backed Securities — 24.4%
FHLMC — 5.9%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/13-11/1/36	1,525,983	1,646,545
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-12/1/38	45,068,225	49,042,134
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	553,098	658,841
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	10,000,000	10,301,293
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	6,104,022	6,888,382
Federal Home Loan Mortgage Corp. (FHLMC)	4.636%	8/1/35	5,079,943	5,332,677	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.686%	9/1/35	2,537,908	2,703,237	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.095%	9/1/35	622,000	661,995	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	10/1/35	1,653,584	1,760,280	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.598%	12/1/35	2,403,832	2,557,245	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.101%	12/1/35	137,535	146,661	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.320%	2/1/37	11,806	12,354	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.182%	5/1/37	121,909	128,276	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.420%	5/1/37	2,605,374	2,772,839	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.870%	5/1/37	25,000	26,719	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.296%	5/1/37	1,719,185	1,838,835	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.980%	6/1/37	601,793	637,031	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	4.696%	6/1/37	307,948	328,275	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.746%	7/1/37	6,693,577	7,242,021	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.679%	8/1/37	3,805,869	4,006,171	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-11/1/41	7,085,560	7,640,096
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/42	1,155,736	1,216,699
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	6/1/42	7,851,747	8,481,495
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/12/42	121,000,000	126,936,562	(k)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/12/42	62,200,000	66,000,034	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25	5,300,000	5,604,265
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	7/17/27	107,200,000	110,181,500	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	7/17/27	94,800,000	99,110,442	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/1/42	25,425,055	26,759,871	(b)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	35

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	9/1/42	7,700,000	$8,242,610	(b)
Total FHLMC				558,865,385
FNMA — 10.3%
Federal National Mortgage Association (FNMA)	6.500%	5/1/14-6/1/35	1,187,509	1,341,859
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	47,956,780	52,479,100
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	458	530
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-12/1/39	71,223,287	78,533,710
Federal National Mortgage Association (FNMA)	2.500%	7/17/27-8/16/27	112,300,000	115,646,126	(k)
Federal National Mortgage Association (FNMA)	3.000%	7/17/27	133,100,000	139,443,040	(k)
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	33,515,144	39,051,014
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	9,954	12,126
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-11/1/41	213,657,517	230,931,484
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	54,862,138	59,865,108
Federal National Mortgage Association (FNMA)	2.890%	5/1/35	1,875,588	1,990,657	(c)
Federal National Mortgage Association (FNMA)	2.982%	6/1/35	840,908	896,121	(c)
Federal National Mortgage Association (FNMA)	3.000%	6/1/35	5,031,359	5,373,408	(c)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	769,462	815,187	(c)
Federal National Mortgage Association (FNMA)	2.435%	9/1/35	3,065,993	3,249,995	(c)
Federal National Mortgage Association (FNMA)	2.442%	9/1/35	1,543,352	1,644,528	(c)
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	2,409,269	2,565,481	(c)
Federal National Mortgage Association (FNMA)	2.487%	10/1/35	1,610,312	1,713,310	(c)
Federal National Mortgage Association (FNMA)	3.173%	10/1/35	1,415,543	1,502,141	(c)
Federal National Mortgage Association (FNMA)	2.114%	11/1/35	144,015	150,505	(c)
Federal National Mortgage Association (FNMA)	2.118%	11/1/35	125,550	131,143	(c)
Federal National Mortgage Association (FNMA)	2.123%	11/1/35	112,871	117,690	(c)
Federal National Mortgage Association (FNMA)	2.130%	11/1/35	172,892	180,639	(c)
Federal National Mortgage Association (FNMA)	2.143%	11/1/35	103,819	108,415	(c)
Federal National Mortgage Association (FNMA)	5.336%	12/1/35	1,283,993	1,377,112	(c)
Federal National Mortgage Association (FNMA)	3.034%	2/1/36	221,549	237,342	(c)
Federal National Mortgage Association (FNMA)	2.124%	2/1/37	6,991,401	7,331,281	(c)
Federal National Mortgage Association (FNMA)	4.948%	8/1/37	343,428	364,178	(c)
Federal National Mortgage Association (FNMA)	5.293%	11/1/37	88,296	94,514	(c)
Federal National Mortgage Association (FNMA)	4.000%	10/1/41-7/1/42	190,091,809	203,825,068
Federal National Mortgage Association (FNMA)	3.500%	7/12/42	100,000	105,109	(k)
Federal National Mortgage Association (FNMA)	4.000%	7/12/42	23,950,000	25,488,040	(k)
Total FNMA				976,565,961

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — 8.2%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	126,688	$144,628
Government National Mortgage Association (GNMA)	7.000%	8/15/23-7/15/31	345,769	410,369
Government National Mortgage Association (GNMA)	3.000%	7/17/27	21,700,000	22,964,702	(k)
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	23,884,532	27,526,732
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/40	63,677,640	71,708,995
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	22,014	24,348
Government National Mortgage Association (GNMA)	0.644%	8/20/31	1,381	1,389	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/35	7,821,305	8,731,920
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	110,992,512	123,038,894
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	215,065,743	237,192,974
Government National Mortgage Association (GNMA)	3.500%	7/19/42	23,200,000	24,813,124	(k)
Government National Mortgage Association (GNMA)	4.000%	7/19/42	33,800,000	36,910,655	(k)
Government National Mortgage Association (GNMA)	4.500%	7/19/42	58,900,000	64,743,981	(k)
Government National Mortgage Association (GNMA)	5.000%	7/19/42	75,600,000	83,490,750	(k)
Government National Mortgage Association (GNMA)	5.500%	7/19/42	8,500,000	9,433,671	(k)
Government National Mortgage Association (GNMA)	6.000%	7/19/42	4,100,000	4,602,890	(k)
Government National Mortgage Association (GNMA) II	3.000%	7/19/42	4,500,000	4,670,156	(k)
Government National Mortgage Association (GNMA) II	3.500%	7/19/42	51,200,000	54,719,995	(k)
Total GNMA				775,130,173
Total Mortgage-Backed Securities (Cost — $2,275,004,445)				2,310,561,519
Municipal Bonds — 1.4%
California — 0.4%
California State, GO, Build America Bonds	7.300%	10/1/39	8,300,000	10,303,869
Los Angeles, CA, Department of Water & Power Revenue, Build America Bonds	6.574%	7/1/45	6,000,000	8,643,000

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	37

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
California — continued
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Build America Bonds	6.000%	11/1/40	3,190,000	$4,005,396
Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds	5.876%	4/1/32	8,810,000	10,821,587
University of California Revenues	4.858%	5/15/12	7,890,000	8,093,168
Total California				41,867,020
Florida — 0.1%
Florida Educational Loan Marketing Corp., Education Loan Revenue	0.082%	12/1/18	5,400,000	4,050,000	(c)(l)
Georgia — 0.1%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	4,880,000	5,661,776
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	2,820,000	3,232,171
Total Georgia				8,893,947
Illinois — 0.1%
Cook County, IL, GO, Build America Bonds	6.229%	11/15/34	1,430,000	1,575,360
Illinois State, GO	5.665%	3/1/18	980,000	1,087,349
Illinois State, GO	5.877%	3/1/19	7,240,000	8,028,436
Total Illinois				10,691,145
Kentucky — 0.1%
Kentucky Higher Education Student Loan Corp., Student Loan Revenue	0.060%	5/1/32	10,250,000	9,532,500	(c)
Ohio — 0.0%
American Municipal Power-Ohio Inc., OH, Revenue., Build America Bonds, Meldhal Hydroelectric	6.270%	2/15/50	1,315,000	1,513,065
Pennsylvania — 0.5%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.222%	5/1/46	44,575,000	41,482,386	(b)(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.229%	5/1/46	4,600,000	4,280,852	(b)(c)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.240%	5/1/46	2,450,000	2,280,019	(b)(c)
Total Pennsylvania				48,043,257
Texas — 0.1%
Brazos Higher Education Authority Inc., Student Loan Revenue Note	1.741%	6/25/42	11,850,000	9,894,750	(b)(c)
Total Municipal Bonds (Cost — $125,047,518)				134,485,684

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 3.0%
Brazil — 1.0%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	13,190,000	BRL	$6,739,587
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	171,819,000	BRL	87,627,947
Total Brazil					94,367,534
Canada — 0.0%
Province of British Columbia	4.300%	5/30/13	180,000		186,402
India — 0.1%
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	4,969,000		4,422,410	(a)(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	7,003,000		6,232,670	(a)(c)
Total India					10,655,080
Malaysia — 0.3%
Government of Malaysia, Senior Bonds	3.835%	8/12/15	65,070,000	MYR	20,952,335
Government of Malaysia, Senior Bonds	4.262%	9/15/16	18,615,000	MYR	6,118,300
Total Malaysia					27,070,635
Mexico — 1.6%
Mexican Bonos, Bonds	8.000%	6/11/20	944,463,000	MXN	83,612,060
Mexican Bonos, Bonds	6.500%	6/9/22	677,060,000	MXN	54,840,606
United Mexican States, Bonds	10.000%	12/5/24	39,070,000	MXN	4,103,784
United Mexican States, Medium-Term Notes	5.625%	1/15/17	374,000		435,243
United Mexican States, Medium-Term Notes	6.750%	9/27/34	4,913,000		6,706,245
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,852,000		3,679,080
Total Mexico					153,377,018
Total Sovereign Bonds (Cost — $289,114,825)					285,656,669
U.S. Government & Agency Obligations — 14.3%
U.S. Government Agencies — 2.0%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,240,000		3,021,478
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	23,375,000		35,463,241
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	62,140,000		50,368,882
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	6,110,000		6,134,513
Financing Corp. (FICO) Strip	0.000%	4/5/19	320,000		285,874
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,500,000		12,208,333
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000		1,147,556
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,815,000		3,512,406
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,313,000		13,083,313
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	23,073,000		20,980,325

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	39

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Agencies — continued
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	11,319,000	$10,134,591
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	1,850,000	1,644,595
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,535,000	10,573,073
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	13,681,000	12,440,161
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	708,000	623,138
Tennessee Valley Authority, Bonds	5.980%	4/1/36	120,000	167,781
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,298,722
Tennessee Valley Authority, Notes	5.250%	9/15/39	7,700,000	10,039,730
Total U.S. Government Agencies				193,127,712
U.S. Government Obligations — 12.3%
U.S. Treasury Bonds	4.375%	5/15/41	12,100,000	16,161,062
U.S. Treasury Bonds	3.125%	11/15/41	179,020,000	192,446,500
U.S. Treasury Bonds	3.125%	2/15/42	78,800,000	84,636,086
U.S. Treasury Bonds	3.000%	5/15/42	100,860,000	105,635,116
U.S. Treasury Notes	1.375%	2/15/13	330,000	332,424
U.S. Treasury Notes	0.500%	5/31/13	705,000	706,625
U.S. Treasury Notes	0.125%	8/31/13	810,000	808,639
U.S. Treasury Notes	1.875%	2/28/14	12,320,000	12,636,180
U.S. Treasury Notes	0.375%	3/15/15	4,880,000	4,876,950
U.S. Treasury Notes	0.375%	4/15/15	650,000	649,543
U.S. Treasury Notes	1.000%	9/30/16	46,690,000	47,415,889
U.S. Treasury Notes	0.625%	5/31/17	7,950,000	7,913,358
U.S. Treasury Notes	1.500%	3/31/19	255,350,000	262,531,719
U.S. Treasury Notes	1.250%	4/30/19	265,190,000	268,132,018
U.S. Treasury Notes	1.125%	5/31/19	990,000	991,546
U.S. Treasury Notes	1.000%	6/30/19	41,480,000	41,149,446
U.S. Treasury Notes	2.000%	11/15/21	109,490,000	113,518,904
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	510,000	392,349
Total U.S. Government Obligations				1,160,934,354
Total U.S. Government & Agency Obligations (Cost — $1,289,368,826)				1,354,062,066
U.S. Treasury Inflation Protected Securities — 1.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	21,554,207	28,385,877	(m)
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	40,047,942	51,108,062
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	65,424,313	87,791,249
Total U.S. Treasury Inflation Protected Securities (Cost — $121,752,569)				167,285,188

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Security	Rate		Shares	Value
Common Stocks — 0.0%
Financials — 0.0%
PB Investors II LLC (Cost — $9,649,957)			80,790	$0	(b)(e)(g)
Convertible Preferred Stocks — 0.0%
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)	5.375%		29	111,650	*
Utilities — 0.0%
Electric Utilities — 0.0%
AES Trust III	6.750%		71,200	3,510,872
Total Convertible Preferred Stocks (Cost — $6,233,675)				3,622,522
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.0%
GMAC Capital Trust I	8.125%		64,949	1,562,023	(c)
Diversified Financial Services — 0.1%
Citigroup Capital XII	8.500%		155,125	3,887,433	(c)
Citigroup Capital XIII	7.875%		77,825	2,123,844	(c)
Total Diversified Financial Services				6,011,277
Total Preferred Stocks (Cost — $7,302,915)				7,573,300

		Expiration Date	Contracts/ Notional Par
Purchased Options — 0.0%
Credit Default Swaption with Banc of America Securities LLC to buy protection on Markit CDX.NA.HY.18 Index, Put @ $92.00		9/19/12	45,697,000	647,231
Credit Default Swaption with Banc of America Securities LLC to buy protection on Markit CDX.NA.HY.18 Index, Put @ $93.00		7/18/12	91,394,000	256,560
Credit default swaption with Barclays Capital Inc. to buy protection on Markit CDX.NA.HY.18 Index, Put @ $92.00		9/20/12	1,088,000	15,410
Eurodollar Mid Curve 2-Year Futures, Put @ $98.75		12/14/12	3,520	352,000
Eurodollar Mid Curve 2-Year Futures, Put @ $99.00		9/14/12	930	46,500
U.S. Treasury 10-Year Notes Futures, Call @ $133.00		8/24/12	1,018	1,240,688
Total Purchased Options (Cost — $6,778,843)				2,558,389
Total Investments Before Short-Term Investments (Cost — $9,029,886,587)				9,303,849,936

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	41

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 12.2%
U.S. Government Agencies — 10.3%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	7/17/12	70,000,000	$69,998,133	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	8/21/12	136,180,000	136,161,020	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	9/11/12	200,000,000	199,968,400	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	10/16/12	20,000,000	19,994,700	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.100-0.140%	10/15/12	550,000,000	549,855,900	(n)
Total U.S. Government Agencies (Cost — $975,906,148)				975,978,153
Repurchase Agreements — 1.9%
Goldman Sachs & Co. repurchase agreement dated 6/29/12; Proceeds at maturity — $181,110,113; (Fully collateralized by U.S. government agency obligations, 0.250% due 9/6/13; Market value — $184,760,000) (Cost — $181,108,000)	0.140%	7/2/12	181,108,000	181,108,000
Total Short-Term Investments (Cost — $1,157,014,148)				1,157,086,153
Total Investments — 110.3% (Cost — $10,186,900,735#)				10,460,936,089
Liabilities in Excess of Other Assets — (10.3)%				(976,539,125)
Total Net Assets — 100.0%				$9,484,396,964

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities is currently in default as of June 30, 2012.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of June 30, 2012.

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	All or a portion of this loan is unfunded as of June 30, 2012. The interest rate for fully unfunded term loans is to be determined.

(k)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(l)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Core Plus Bond Fund

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CMB	— Cash Management Bill
GO	— General Obligation
HELOC	— Home Equity Line of Credit
IO	— Interest Only
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts/ Notional Amount	Value
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.HY.18 Index, Put	7/18/12	$88.00	91,394,000	$29,859
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.HY.18 Index, Put	9/19/12	87.00	45,697,000	244,529
Credit default swaption with Barclays Capital Inc. to sell protection on Markit CDX.NA.HY.18 Index, Put	9/19/12	100.00	1,088,000	5,822
Eurodollar Mid Curve 2-Year Futures, Put	9/14/12	98.75	930	17,438
Eurodollar Mid Curve 2-Year Futures, Put	12/14/12	98.25	3,520	132,000
U.S. Treasury 10-Year Notes Futures, Call	8/24/12	136.00	310	58,125

		Strike Rate	Notional Par
Interest rate swaption with JPMorgan Securities Inc., Call	10/7/13	4.86%	124,700,000	32,036,563
Interest rate swaption with JPMorgan Securities Inc., Put	10/7/13	4.86	124,700,000	278,874
Total Written Options (Premiums Received — $17,985,105)				$32,803,210

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	43

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $10,186,900,735)	$10,460,936,089
Foreign currency, at value (Cost — $ 9,625,996)	9,909,716
Cash	16,689,122
Receivable for securities sold	274,996,623
Interest and dividends receivable	71,061,231
Deposits with brokers for swap contracts	49,954,000
Swaps, at value (net premiums paid — $12,502,805)	21,144,875
Receivable for Fund shares sold	15,209,552
Unrealized appreciation on forward foreign currency contracts	11,216,356
Deposits with brokers for open futures contracts	8,683,557
Receivable from broker — variation margin on open futures contracts	4,524,702
Foreign currency collateral for open futures contracts, at value (Cost — $3,651,260)	3,477,223
Principal paydown receivable	2,668,912
Receivable for open swap contracts	145,148
Prepaid expenses	141,297
Other receivables	3,058
Total Assets	10,950,761,461

Liabilities:
Payable for securities purchased	1,373,258,997
Written options, at value (premiums received — $17,985,105)	32,803,210
Swaps, at value (net premiums received — $11,528,817)	28,216,514
Payable for Fund shares repurchased	20,440,735
Unrealized depreciation on forward foreign currency contracts	3,342,240
Investment management fee payable	3,111,487
Distributions payable	2,239,674
Payable for open swap contracts	1,283,703
Service and/or distribution fees payable	504,794
Accrued expenses	1,163,143
Total Liabilities	1,466,364,497
Total Net Assets	$9,484,396,964

Net Assets:
Par value (Note 7)	$829,797
Paid-in capital in excess of par value	9,715,803,204
Undistributed net investment income	13,372,405
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(500,918,203)
Net unrealized appreciation on investments, futures contracts, written options, swap contracts and foreign currencies	255,309,761
Total Net Assets	$9,484,396,964

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	5,886
Class C	935
Class FI	217,367,283
Class R	886
Class I	415,743,626
Class IS	196,677,947

Net Asset Value:
Class A (and redemption price)	$11.43
Class C*	$11.43
Class FI (and redemption price)	$11.43
Class R (and redemption price)	$11.43
Class I (and redemption price)	$11.43
Class IS (and redemption price)	$11.43
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.94

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	45

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$165,012,529
Dividends	361,609
Total Investment Income	165,374,138

Expenses:
Investment management fee (Note 2)	18,578,194
Service and/or distribution fees (Notes 2 and 5)	2,907,887
Transfer agent fees (Note 5)	1,563,272
Fund accounting fees	304,355
Custody fees	243,913
Directors’ fees	240,420
Legal fees	91,056
Insurance	80,943
Registration fees	64,340
Shareholder reports (Note 5)	47,308
Audit and tax	46,600
Miscellaneous expenses	30,497
Total Expenses	24,198,785
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(416,214)
Net Expenses	23,782,571
Net Investment Income	141,591,567

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(78,476,535)
Futures contracts	(32,512,219)
Written options	(7,953,604)
Swap contracts	(6,256,885)
Foreign currency transactions	20,597,491
Net Realized Loss	(104,601,752)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	371,471,857
Futures contracts	(2,829,136)
Written options	11,248,458
Swap contracts	1,910,377
Foreign currencies	(7,424,472)
Change in Net Unrealized Appreciation (Depreciation)	374,377,084
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	269,775,332
Increase in Net Assets from Operations	$411,366,899

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$141,591,567	$276,529,516
Net realized gain (loss)	(104,601,752)	117,979,351
Change in net unrealized appreciation (depreciation)	374,377,084	154,274,038
Increase in Net Assets From Operations	411,366,899	548,782,905

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(146,287,841)	(294,458,572)
Decrease in Net Assets From Distributions to Shareholders	(146,287,841)	(294,458,572)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,298,537,892	3,546,894,370
Reinvestment of distributions	132,727,236	265,143,774
Cost of shares repurchased	(1,164,109,080)	(3,050,575,892)
Increase in Net Assets From Fund Share Transactions	267,156,048	761,462,252
Increase in Net Assets	532,235,106	1,015,786,585

Net Assets:
Beginning of period	8,952,161,858	7,936,375,273
End of period*	$9,484,396,964	$8,952,161,858
* Includes undistributed net investment income of:	$13,372,405	$18,068,679

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	47

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]

Net asset value, beginning of period	$11.34

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.10
Total income from operations	0.14

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$11.43
Total return[3]	1.26%

Net assets, end of period (000s)	$67

Ratios to average net assets:
Gross expenses[4]	0.92%
Net expenses[4,5,6,7]	0.90
Net investment income[4]	2.63

Portfolio turnover rate[8]	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 231% for the period ended June 30, 2012.

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2012[2]

Net asset value, beginning of period	$11.34

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.09
Total income from operations	0.13

Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$11.43
Total return[3]	1.13%

Net assets, end of period (000s)	$11

Ratios to average net assets:
Gross expenses[4]	1.65%
Net expenses[4,5,6]	1.65
Net investment income[4]	1.90

Portfolio turnover rate[7]	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 231% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	49

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2011	2010[3]	2009	2008[4]	2008[5]	2007[5]

Net asset value, beginning of period	$11.10	$10.78	$10.13	$8.66	$9.88	$10.56	$10.24

Income (loss) from operations:
Net investment income	0.16	0.33	0.42	0.45	0.37	0.52	0.48
Net realized and unrealized gain (loss)	0.34	0.35	0.76	1.71	(1.17)	(0.62)	0.35
Total income (loss) from operations	0.50	0.68	1.18	2.16	(0.80)	(0.10)	0.83

Less distributions from:
Net investment income	(0.17)	(0.36)	(0.53)	(0.55)	(0.42)	(0.50)	(0.51)
Net realized gains	—	—	—	(0.14)	—	(0.08)	(0.00) [6]
Total distributions	(0.17)	(0.36)	(0.53)	(0.69)	(0.42)	(0.58)	(0.51)

Net asset value, end of period	$11.43	$11.10	$10.78	$10.13	$8.66	$9.88	$10.56
Total return[7]	4.51%	6.37%	11.80%	25.78%	(8.28)%	(0.97)%	8.30%

Net assets, end of period (000s)	$2,484,198	$2,122,142	$923,350	$757,048	$840,452	$1,215,985	$767,903

Ratios to average net assets:
Gross expenses	0.75%[8]	0.78%	0.76%	0.86%	0.77%[8]	0.68%	0.69%
Net expenses[9,10]	0.71 [8,11]	0.70	0.70	0.70	0.70 [8]	0.68	0.69
Net investment income	2.89 [8]	3.04	3.90	4.90	5.20 [8]	5.10	4.70

Portfolio turnover rate	69%[12]	170%[12]	464%	202%	124%[13]	488%	449%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. The manager intends to voluntarily waive fees and/or reimburse operating expenses so that total annual operating expenses are not expected to exceed 0.74% until April 30, 2013. Prior to May 1, 2012, as a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 0.70%.

[12]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 231% for the period ended June 30, 2012 and 734% for the year ended December 31, 2011.

[13]	Not annualized.

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2012[2]

Net asset value, beginning of period	$11.34

Income from operations:
Net investment income	0.05
Net realized and unrealized gain	0.09
Total income from operations	0.14

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$11.43
Total return[3]	1.21%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.17%
Net expenses[4,5,6,7]	1.15
Net investment income[4]	2.38

Portfolio turnover rate[8]	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 231% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	51

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010[3]	2009	2008[4]	2008[5]	2007[5]

Net asset value, beginning of period	$11.11	$10.78	$10.14	$8.66	$9.87	$10.55	$10.24

Income (loss) from operations:
Net investment income	0.18	0.36	0.45	0.48	0.39	0.55	0.51
Net realized and unrealized gain (loss)	0.32	0.35	0.75	1.71	(1.17)	(0.62)	0.33
Total income (loss) from operations	0.50	0.71	1.20	2.19	(0.78)	(0.07)	0.84

Less distributions from:
Net investment income	(0.18)	(0.38)	(0.56)	(0.57)	(0.43)	(0.53)	(0.53)
Net realized gains	—	—	—	(0.14)	—	(0.08)	(0.00) [6]
Total distributions	(0.18)	(0.38)	(0.56)	(0.71)	(0.43)	(0.61)	(0.53)

Net asset value, end of period	$11.43	$11.11	$10.78	$10.14	$8.66	$9.87	$10.55
Total return[7]	4.54%	6.72%	11.97%	26.20%	(8.01)%	(0.72)%	8.48%

Net assets, end of period (000s)	$4,752,794	$4,698,991	$5,188,774	$5,466,554	$6,607,180	$12,943,882	$11,495,842

Ratios to average net assets:
Gross expenses	0.46%[8]	0.45%	0.45%	0.46%	0.46%[8]	0.43%	0.44%
Net expenses[9]	0.46 [8]	0.45	0.45	0.46	0.46 [8]	0.43 [10]	0.44 [10]
Net investment income	3.13 [8]	3.28	4.20	5.20	5.50 [8]	5.40	4.90

Portfolio turnover rate	69%[11]	170%[11]	464%	202%	124%[12]	488%	449%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	In April 2010, Institutional Class shares were renamed Class I shares.

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 231% for the period ended June 30, 2012 and 734% for the year ended December 31, 2011.

[12]	Not annualized.

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2012[2]	2011	2010[3]	2009	2008[4]

Net asset value, beginning of period	$11.10	$10.78	$10.13	$8.66	$9.34

Income (loss) from operations:
Net investment income	0.18	0.36	0.45	0.48	0.20
Net realized and unrealized gain (loss)	0.33	0.35	0.76	1.70	(0.62)
Total income (loss) from operations	0.51	0.71	1.21	2.18	(0.42)

Less distributions from:
Net investment income	(0.18)	(0.39)	(0.56)	(0.57)	(0.26)
Net realized gains	—	—	—	(0.14)	—
Total distributions	(0.18)	(0.39)	(0.56)	(0.71)	(0.26)

Net asset value, end of period	$11.43	$11.10	$10.78	$10.13	$8.66
Total return[5]	4.65%	6.65%	12.10%	26.11%	(4.54)%

Net assets, end of period (000s)	$2,247,317	$2,131,029	$1,824,251	$1,835,921	$1,559,843

Ratios to average net assets:
Gross expenses	0.43%[6]	0.43%	0.43%	0.43%	0.44%[6]
Net expenses[7]	0.43 [6,8]	0.43	0.43	0.43 [9]	0.44 [6,9]
Net investment income	3.17 [6]	3.30	4.20	5.20	5.70 [6]

Portfolio turnover rate	69%[10]	170%[10]	464%	202%	124%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[4]	For the period August 4, 2008 (inception date) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 231% for the period ended June 30, 2012 and 734% for the year ended December 31, 2011.

[11]	Not annualized.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	53

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (formerly known as Western Asset Core Plus Bond Portfolio) (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair

54	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	55

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes	—	$3,189,302,298	$17,450,078		$3,206,752,376
Asset-backed securities	—	274,964,542	15,199,750		290,164,292
Collateralized mortgage obligations	—	1,344,362,690	3,753,125		1,348,115,815
Collateralized senior loans	—	193,012,116	—		193,012,116
Mortgage-backed securities	—	2,302,318,909	8,242,610		2,310,561,519
Municipal bonds	—	124,590,934	9,894,750		134,485,684
Sovereign bonds	—	285,656,669	—		285,656,669
U.S. government & agency obligations	—	1,354,062,066	—		1,354,062,066
U.S. treasury inflation protected securities	—	167,285,188	—		167,285,188
Common stocks	—	—	0	*	0	*
Convertible preferred stocks	$3,510,872	111,650	—		3,622,522
Preferred stocks	7,573,300	—	—		7,573,300
Purchased options	1,639,188	919,201	—		2,558,389
Total long-term investments	$12,723,360	$9,236,586,263	$54,540,313		$9,303,849,936
Short-term investments†	—	1,157,086,153	—		1,157,086,153
Total investments	$12,723,360	$10,393,672,416	$54,540,313		$10,460,936,089
Other financial instruments:
Futures contracts	2,489,391	—	—		2,489,391
Forward foreign currency contracts	—	11,216,356	—		11,216,356
Credit default swaps on corporate issues — sell protection	—	828,593	—		828,593
Credit default swaps on corporate issues — buy protection	—	4,652,174			4,652,174
Credit default swaps on credit indices — sell protection‡	—	567,600	—		567,600
Credit default swaps on credit indices — buy protection‡	—	15,096,508	—		15,096,508
Total other financial instruments	$2,489,391	$32,361,231	—		$34,850,622
Total	$15,212,751	$10,426,033,647	$54,540,313		$10,495,786,711

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$207,563	$32,595,647	—	$32,803,210
Futures contracts	5,960,935	—	—	5,960,935

56	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts	—	$3,342,240	—	$3,342,240
Interest rate swaps	—	12,431,318	—	12,431,318
Credit default swaps on corporate issues — sell protection‡	—	2,951,022	—	2,951,022
Credit default swaps on corporate issues — buy protection	—	209,985	—	209,985
Credit default swaps on credit indices — sell protection‡	—	12,310,305	—	12,310,305
Credit default swaps on credit indices — buy protection‡	—	313,884	—	313,884
Total	$6,168,498	$64,154,401	—	$70,322,899

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Asset- Backed Securities	Collateralized Mortgage Obligations	Mortgage- Backed Securities	Municipal Bonds	Common Stocks		Total
Balance as of December 31, 2011	$18,007,996	$18,759,000	—	—	—	$0	*	$36,766,996
Accrued premiums/discounts	(32,107)	49,997	—	—	—	—		17,890
Realized gain (loss)[1]	—	(104,911)	—	—	—	—		(104,911)
Change in unrealized appreciation (depreciation)[2]	343,524	896,664	$5,975	—	—	—		1,246,163
Purchases	—	—	3,753,125	$8,242,610	—	—		11,995,735
Sales	(38,095)	(4,401,000)	(5,975)	—	—	—		(4,445,070)
Transfers into Level 3[3]	—	—	—	—	$9,894,750	—		9,894,750
Transfers out of Level 3[4]	(831,240)	—	—	—	—	—		(831,240)
Balance as of June 30, 2012	$17,450,078	$15,199,750	$3,753,125	$8,242,610	$9,894,750	$0	*	$54,540,313
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012[2]	$339,323	$896,664	$5,975	—	—	—		$1,241,962

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	57

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

58	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2012, the Fund had sufficient cash and/or securities to cover these commitments.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	59

(i) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

60	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the total notional value of all credit default swaps to sell protection is $218,640,932. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	61

As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

62	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	63

stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(n) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

64	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held written options, forward foreign currency contracts, credit default swaps and interest rate swaps, with credit related contingent features which had a liability position of $64,361,964. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2012, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $49,954,000, which could be used to reduce the required payment.

(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	65

cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(r) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) share advisory responsibilities with Western Asset. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

66	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

Effective May 1, 2012, the investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed: 0.90%, 1.65%, 0.85%, 1.15% and 0.45% for Class A, Class C, Class FI, Class R, and Class IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent. Prior to May 1, 2012, the investment manager had agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed: 0.70% and 0.45% for Class FI and Class IS shares, respectively. Western Asset, Western Asset Limited, Western Singapore and Western Japan also agreed to waive their advisory fees (which are paid by LMPFA and not the Fund) under the Fee Cap.

As of June 30, 2012, as a result of voluntary expense limitation arrangements, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 0.74%. This arrangement is expected to continue until April 30, 2013, but may be terminated at any time by the investment manager.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $416,214.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the day on which the investment manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Effective July 1, 2012, the investment manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding this limit or any other lower limit then in effect.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	67

Pursuant to the new arrangements, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A*	Class C*	Class FI	Class R*	Class IS
Expires December 31, 2012	—	—	$538,164	—	—
Expires December 31, 2013	—	—	1,417,345	—	—
Expires December 31, 2014	—	—	416,214	—	—
Fee waivers/expense reimbursements subject to recapture	—	—	$2,371,723	—	—

*	The class commenced operations on April 30, 2012.

For the six months ended June 30, 2012, LPMFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of the Fund’s shares.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2012, the Fund’s Class A shares did not pay any sales charges to LMIS and its affiliates. In addition, for the six months ended June 30, 2012, there were no CDSCs paid to LMIS and its affiliates for Class A and Class C shares.

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$757,141,126	$20,916,538,559
Sales	842,268,490	20,265,182,838

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$502,912,966
Gross unrealized depreciation	(228,877,612)
Net unrealized appreciation	$274,035,354

68	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2-Year Notes	5	9/12	$1,101,500	$1,100,937	$(563)
U.S. Treasury Ultra Long-Term Bonds	1,031	9/12	169,526,515	172,015,906	2,489,391
					$2,488,828
Contracts to Sell:
U.S. Treasury 5-Year Notes	1,550	9/12	$191,955,627	$192,151,563	$(195,936)
U.S. Treasury 10-Year Notes	6,343	9/12	841,854,057	845,997,624	(4,143,567)
U.S. Treasury 30-Year Bonds	1,936	9/12	284,846,631	286,467,500	(1,620,869)
					$(5,960,372)
Net unrealized loss on open futures contracts					$(3,471,544)

During the six months ended June 30, 2012, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount/ Notional Par	Premiums
Written options, outstanding as of December 31, 2011	836,980,654	$36,626,385
Options written	840,391,053	13,685,890
Options closed	(1,289,786,097)	(31,391,932)
Options exercised	—	—
Options expired	(1,850)	(935,238)
Written options, outstanding as of June 30, 2012	387,583,760	$17,985,105

At June 30, 2012, the Fund held TBA securities with a total cost of $987,004,090.

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Canadian Dollar	Citibank N.A.	85,988,000	$84,365,814	8/16/12	$(1,693,185)
Euro	Credit Suisse First Boston Inc.	31,793,419	40,252,604	8/16/12	(1,649,055)
					(3,342,240)
Contracts to Sell:
Canadian Dollar	Citibank N.A.	85,988,000	84,365,814	8/16/12	464,255
Euro	Citibank N.A.	29,626,000	37,508,506	8/16/12	919,734
Euro	Citibank N.A.	56,134,951	71,070,618	8/16/12	1,928,395
Euro	Goldman Sachs Group Inc.	47,500,000	60,138,190	8/16/12	2,314,335
Euro	JPMorgan Chase & Co.	50,815,000	64,335,203	8/16/12	2,426,611
Euro	Morgan Stanley Co. Inc.	63,690,000	80,635,818	8/16/12	3,163,026
					11,216,356
Net unrealized gain on open forward foreign currency contracts					$7,874,116

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	69

At June 30, 2012, the Fund held the following swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund‡	Payments Received By The Fund	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$5,510,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	$(391,176)
Banc of America Securities LLC	7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(1,112,090)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(919,850)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(1,608,132)
Barclays Capital Inc.	6,330,000	9/15/12	5.189% semi-annually	3-Month LIBOR	—	(64,524)
Credit Suisse	5,300,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(268,894)
Credit Suisse	6,630,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(522,263)
Credit Suisse	5,350,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(769,336)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(999,648)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(1,888,883)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(1,759,219)
JPMorgan Chase & Co.	8,250,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(807,914)
RBS Greenwich	8,230,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(1,319,389)
Total	$91,360,000				—	$(12,431,318)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2012[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	$5,600,000	3/20/17	3.43%	2.800% quarterly	$(151,020)	—	$(151,020)
Banc of America Securities LLC (AES Corp., 7.750%, due 3/1/14)	3,600,000	3/20/17	3.43%	2.600% quarterly	(128,005)	—	(128,005)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	1,700,000	12/20/16	3.27%	2.210% quarterly	(74,301)	—	(74,301)
Deutsche Bank AG (AES Corp., 7.750%, due 3/1/14)	2,500,000	12/20/16	3.27%	2.200% quarterly	(110,294)	—	(110,294)
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	2.56%	3.650% quarterly	223,025	—	223,025
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	2.56%	3.650% quarterly	175,413	—	175,413

70	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2012[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	$2,600,000	3/20/15	1.85%	2.930% quarterly	$73,957	—	$73,957
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	19,810,000	6/20/18	2.94%	1.000% quarterly	(2,009,781)	(706,439)	(1,303,342)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 7.000%, due 10/1/13)	6,400,000	9/20/17	2.56%	3.770% quarterly	356,198	—	356,198
Goldman Sachs Group Inc. (TXU Corp., 5.550%, due 11/15/14)	2,700,000	9/20/12	17.59%	3.240% quarterly	(86,618)	—	(86,618)
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	9,900,000	9/20/12	1.28%	0.660% quarterly	(14,116)	—	(14,116)
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	4,200,000	12/20/16	3.88%	1.550% quarterly	(376,887)	—	(376,887)
Total	$66,960,000				$(2,122,429)	$(706,439)	$(1,415,990)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2012[3]	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$5,510,000	12/20/13	0.19%	0.635% quarterly	$(36,006)	—	$(36,006)
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	7,950,000	12/20/15	0.82%	0.730% monthly	24,071	—	24,071
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	8,270,000	12/20/16	2.89%	1.040% quarterly	631,579	—	631,579
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	0.79%	1.130% quarterly	(64,035)	—	(64,035)
Barclays Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)	6,330,000	9/20/12	0.16%	0.500% quarterly	(4,965)	—	(4,965)

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	71

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2012[3]	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse (AmerisourceBergen Corp., 5.875%, due 9/15/15)	$5,350,000	9/20/15	0.49%	0.900% quarterly	$(71,130)	—	$(71,130)
Credit Suisse (Masco Corp., 5.875%, due 7/15/12)	5,830,000	9/20/13	0.88%	0.750% quarterly	9,040	—	9,040
Credit Suisse (Southwest Airlines Co., 5.250%, due 10/1/14)	4,880,000	3/20/17	0.16%	0.690% quarterly	199,941	—	199,941
Credit Suisse (Waste Management Inc., 5.000%, due 3/15/14)	6,630,000	3/20/14	0.44%	0.490% quarterly	(5,233)	—	(5,233)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.56%	0.580% quarterly	(9,385)	—	(9,385)
Deutsche Bank AG (CenturyTel Inc., 7.875%, due 8/15/12)	8,270,000	3/20/17	2.67%	0.890% quarterly	643,812	—	643,812
Goldman Sachs Group Inc. (JPM Chase Commercial Mortgage, 5.797%, due 5/15/47)	3,484,149	5/15/47	2.26%	0.750% monthly	3,133,524	—	3,133,524
JPMorgan Chase & Co. (Bell South Corp., 6.000%, due 11/15/34)	8,250,000	9/20/14	0.34%	0.280% quarterly	10,207	—	10,207
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	8,230,000	3/20/16	0.42%	0.480% monthly	(19,231)	—	(19,231)
Total	$95,374,149				$4,442,189	—	$4,442,189

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (CMBX 2 2006-2 AAA)	$14,781,000	3/15/49	0.070% quarterly	$(757,526)	$(858,268)	$100,742
Credit Suisse (CDX.HY.10)	10,126,000	6/20/13	5.000% quarterly	313,884	(210,735)	524,619
Credit Suisse (CMBX 2 2006-2 AAA)	8,094,000	3/15/49	0.070% monthly	(414,818)	(470,157)	55,339
Credit Suisse (CMBX 4 2007-2 AAA)	4,810,000	2/17/51	0.350% quarterly	(418,871)	(388,582)	(30,289)
Credit Suisse (CMBX NA AM 1)	5,028,000	10/12/52	0.500% monthly	(401,193)	(456,303)	55,110

72	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse (CMBX NA AM 1)	$7,075,000	10/12/52	0.500% monthly	$(564,526)	$(682,851)	$118,325
Credit Suisse (CMBX NA AM 1)	14,358,000	10/12/52	0.500% monthly	(1,145,649)	(619,290)	(526,359)
Deutsche Bank AG (CMBX.NA.AM.2)	8,400,000	3/15/49	0.500% monthly	(1,067,150)	(474,323)	(592,827)
Deutsche Bank AG (iBoxx.IG.Hi-Vol2)	8,330,933	9/20/14	1.300% quarterly	(86,574)	10,462	(97,036)
Goldman Sachs Group Inc. (CMBX NA AM 1)	4,429,000	10/12/52	0.500% monthly	(353,397)	(400,589)	47,192
JPMorgan Chase & Co. (CMBX NA AM 1)	5,343,000	10/12/52	0.500% monthly	(426,327)	(512,414)	86,087
JPMorgan Chase & Co. (CMBX.3.2007-AAA)	473,000	12/13/49	0.800% monthly	(36,066)	(36,236)	170
JPMorgan Securities Inc. (CMBX NA AM 2)	14,200,000	3/15/49	0.500% monthly	(1,803,992)	(801,832)	(1,002,160)
JPMorgan Securities Inc. (CMBX.3.2007-1 AJ)	4,170,000	12/13/49	1.470% monthly	(1,595,025)	(1,102,736)	(492,289)
Morgan Stanley & Co. Inc. (CMBX 2 2006-2 AAA)	4,480,000	3/15/49	0.070% monthly	(229,600)	(243,638)	14,038
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	2,803,499	6/25/36	4.420% monthly	126,858	70,689	56,169
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	2,803,500	6/25/36	4.420% monthly	126,858	57,836	69,022
RBS Securities Inc. (CMBX NA AM 1)	3,430,000	10/12/52	0.050% monthly	(273,686)	(326,806)	53,120
UBS Warburg LLC (CMBX 2 2006-2 AAA)	11,751,000	3/15/49	0.070% monthly	(602,239)	(668,157)	65,918
UBS Warburg LLC (CMBX NA AM 2)	7,790,000	3/15/49	0.500% monthly	(989,655)	(1,399,851)	410,196
UBS Warburg LLC (CMBX NA AM 2)	9,005,000	3/15/49	0.500% monthly	(1,144,011)	(1,784,044)	640,033
Total	$151,680,932			$(11,742,705)	$(11,297,825)	$(444,880)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas (MARKIT CDX.NA.HY.18)	$23,760,000	6/20/17	5.000% quarterly	$842,011	$796,073	$45,938
BNP Paribas (MARKIT CDX.NA.HY.18)	22,770,000	6/20/17	5.000% quarterly	806,928	883,254	(76,326)
Credit Suisse (CMBX 1 2006-1 AAA)	23,234,000	10/12/52	0.100% monthly	836,424	1,028,611	(192,187)
Credit Suisse (CMBX 1 2006-1 AAA)	11,332,000	10/12/52	0.100% monthly	407,952	434,596	(26,644)

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	73

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse (CMBX 1 2006-1 AAA)	$12,470,000	10/12/52	0.100% monthly	$448,920	$495,349	$(46,429)
Credit Suisse (CMBX NA AM 4)	28,800,000	2/17/51	0.500% monthly	5,626,800	2,634,792	2,992,008
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA)	10,732,000	10/12/52	0.100% monthly	386,352	432,868	(46,516)
Goldman Sachs Group Inc. (CMBX 1 2006-1 AAA)	32,764,000	10/12/52	0.100% monthly	1,179,504	1,685,401	(505,897)
JPMorgan Securities Inc. (CMBX 1 2006-1 AAA)	12,025,000	10/12/52	0.100% quarterly	432,900	403,622	29,278
JPMorgan Securities Inc. (CMBX.4.2007-2 AJ)	4,170,000	2/17/51	0.960% monthly	1,664,699	1,301,921	362,778
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA)	20,692,000	10/12/52	0.100% quarterly	744,912	793,296	(48,384)
RBS Greenwich (CDX.HY.10)	10,126,000	6/20/13	5.000% quarterly	(313,884)	393,237	(707,121)
UBS Warburg LLC (CMBX 4 2007-2 AM)	1,924,000	2/17/51	0.500% monthly	375,902	371,234	4,668
UBS Warburg LLC (CMBX 4 2007-2 AM)	3,892,000	2/17/51	0.500% monthly	760,400	755,771	4,629
UBS Warburg LLC (CMBX 4 2007-2 AM)	2,983,000	2/17/51	0.500% monthly	582,804	568,227	14,577
Total	$221,674,000			$14,782,624	$12,978,252	$1,804,372

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

74	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

At June 30, 2012, the Fund held collateral received from BNP Paribas, Credit Suisse, Goldman Sachs Group Inc., and Morgan Stanley & Co. Inc. in the amounts of $2,087,065, $2,220,421, $5,055,633 and $853,734 on credit default swap contracts valued at $1,648,939, $4,821,541, $4,615,563 and $769,028, respectively. Net exposures to the counterparties were $(438,126), $2,601,120, $(440,070) and $(84,706), respectively. Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$1,639,188	—	$919,201	$2,558,389
Futures contracts[3]	2,489,391	—	—	2,489,391
Swap contracts[4]	—	—	21,144,875	21,144,875
Forward foreign currency contracts	—	$11,216,356	—	11,216,356
Total	$4,128,579	$11,216,356	$22,064,076	$37,409,011

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$32,523,000	—	$280,210	$32,803,210
Futures contracts[3]	5,960,935	—	—	5,960,935
Swap contracts[4]	12,431,318	—	15,785,196	28,216,514
Forward foreign currency contracts	—	$3,342,240	—	3,342,240
Total	$50,915,253	$3,342,240	$16,065,406	$70,322,899

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	75

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options	$(828,497)	—	$1,656,289	$827,792
Written options	(10,362,078)	—	2,408,474	(7,953,604)
Futures contracts	(32,512,219)	—	—	(32,512,219)
Swap contracts	(6,308,016)	—	51,131	(6,256,885)
Forward foreign currency contracts	—	$21,130,860	—	21,130,860
Total	$(50,010,810)	$21,130,860	$4,115,894	$(24,764,056)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options	$(1,281,099)	—	$(2,680,089)	$(3,961,188)
Written options	10,148,293	—	1,100,165	11,248,458
Futures contracts	(2,829,136)	—	—	(2,829,136)
Swap contracts	2,169,978	—	(259,601)	1,910,377
Forward foreign currency contracts	—	$(7,988,100)	—	(7,988,100)
Total	$8,208,036	$(7,988,100)	$(1,839,525)	$(1,619,589)

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$6,807,177
Written options	37,563,137
Forward foreign currency contracts (to buy)	155,798,301
Forward foreign currency contracts (to sell)	385,482,406
Futures contracts (to buy)	538,653,729
Futures contracts (to sell)	1,534,294,212

Average Notional Balance
Interest rate swap contracts	$312,392,857
Credit default swap contracts (to buy protection)	354,043,667
Credit default swap contracts (to sell protection)	271,502,310
Total return swap contracts†	147,692,349

†	At June 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class respectively. Service and distribution fees are accrued daily and paid monthly.

The Rule 12b-1 plan for Class FI shares provides for payment of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’ average net assets,

76	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

subject to the authority of the Board of Directors of the Corporation to set a lower amount. The Board of Directors has currently approved payments under the plan of 0.25% of the average daily net assets of Class FI shares.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees	Shareholder Reports*
Class A†	$4	$4	—
Class C†	17	4	—
Class FI	2,907,857	819,773	$8,576
Class R†	9	4	—
Class I	—	735,731	21,469
Class IS	—	7,756	9,840
Total	$2,907,887	$1,563,272	$39,885

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

*	For the period January 1, 2012 through May 31, 2012. Subsequent to May 31, 2012, these expenses were accrued as common fund expenses.

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

	Service and/or Distribution Fees Waived		Waivers/Expense Reimbursements
Class A†	$0	*	—
Class C†	0	*	—
Class FI	—		$416,214
Class R†	0	*	—
Class I	—		—
Class IS	—		—
Total	$0	*	$416,214

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

*	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A†	$46	$—
Class C†	34	—
Class FI	34,766,391	55,064,902
Class R†	42	—
Class I	76,115,633	167,029,417
Class IS	35,405,695	72,364,253
Total	$146,287,841	$294,458,572

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

Western Asset Core Plus Bond Fund 2012 Semi-Annual Report	77

7. Capital shares

At June 30, 2012, the Corporation had 37.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A†
Shares sold	5,882	$67,200	—	—
Shares issued on reinvestment	4	46	—	—
Net increase	5,886	$67,246	—	—

Class C†
Shares sold	932	$10,574	—	—
Shares issued on reinvestment	3	34	—	—
Net increase	935	$10,608	—	—

Class FI
Shares sold	42,913,166	$482,583,863	149,192,276	$1,626,409,665
Shares issued on reinvestment	3,066,140	34,726,591	5,002,765	54,965,619
Shares repurchased	(19,748,116)	(222,389,113)	(48,708,966)	(533,819,278)
Net increase	26,231,190	$294,921,341	105,486,075	$1,147,556,006
Class R†
Shares sold	882	$10,000	—	—
Shares issued on reinvestment	4	42	—	—
Net increase	886	$10,042	—	—

Class I
Shares sold	48,095,919	$542,742,922	112,834,984	$1,236,900,261
Shares issued on reinvestment	5,868,869	66,486,509	13,202,930	144,822,559
Shares repurchased	(61,320,691)	(691,098,798)	(184,105,671)	(2,014,440,276)
Net decrease	(7,355,903)	$(81,869,367)	(58,067,757)	$(632,717,456)

Class IS
Shares sold	24,282,112	$273,123,333	62,429,383	$683,584,444
Shares issued on reinvestment	2,783,183	31,514,014	5,956,113	65,355,596
Shares repurchased	(22,358,560)	(250,621,169)	(45,669,791)	(502,316,338)
Net increase	4,706,735	$54,016,178	22,715,705	$246,623,702

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

8. Capital loss carryforward

As of June 30, 2012, the Fund had a net capital loss carryforward of approximately $386,637,541 which expires in 2017. This amount will be available to offset any future taxable capital gains.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.

78	Western Asset Core Plus Bond Fund 2012 Semi-Annual Report

Notes to financial statements (cont’d)

GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Core Plus Bond Fund

Directors

William E. B. Siart, Chairman

R. Jay Gerken President

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment advisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd.

Western Asset Management Company Pte. Ltd.

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/12 SR12-1720

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken President of
Western Asset Funds, Inc.

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President of
Western Asset Funds, Inc.

Date:	August 23, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Western Asset Funds, Inc.

Date:	August 23, 2012